MONY Variable Account A

Financial Statements

Year Ended December 31, 2025

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Board of Directors of MONY Life Insurance Company and Contract Owners of MONY Variable Account A:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise MONY Variable Account A (the Separate Account), as of December 31, 2025, the related statements of operations for the year listed in the Appendix, the statements of changes in net assets for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2025, the results of its operations for the year listed in the Appendix, and the changes in its net assets for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more MONY Life Insurance Company Separate Accounts since 2019.

Birmingham, Alabama
April 20, 2026

Appendix

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and statements of changes in net assets for each of the years in the two-year period then ended.

1290 VT GAMCO Mergers & Acquisitions Portfolio, Class IB

1290 VT GAMCO Small Company Value Portfolio, Class IB

BNY Mellon Stock Index Fund, Inc., Initial Shares

EQ/Aggressive Allocation Portfolio, Class IB

EQ/All Asset Growth Allocation Portfolio, Class IB

EQ/Conservative Allocation Portfolio, Class IB

EQ/Conservative-Plus Allocation Portfolio, Class IB

EQ/Core Plus Bond Portfolio, Class IA

EQ/Intermediate Government Bond Portfolio, Class IA

EQ/JPMorgan Growth Stock Portfolio, Class IB

EQ/Large Cap Growth Managed Volatility Portfolio, Class IB

EQ/Loomis Sayles Growth Portfolio, Class IB

EQ/MFS International Growth Portfolio, Class IB

EQ/Moderate Allocation Portfolio, Class IB

EQ/Moderate-Plus Allocation Portfolio, Class IB

EQ/Money Market Portfolio, Class IA

EQ/Morgan Stanley Small Cap Growth Portfolio, Class IB

EQ/PIMCO Ultra Short Bond Portfolio, Class IB

EQ/Quality Bond PLUS Portfolio, Class IB

EQ/Value Equity Portfolio, Class IB

Fidelity VIP Contrafund Portfolio, Service Class

Franklin Income VIP Fund, Class 2

Franklin Rising Dividends VIP Fund, Class 2

Invesco V.I. Diversified Dividend Fund, Series I

Invesco V.I. Global Core Equity Fund, Series I

Invesco V.I. Global Fund, Series II

Invesco V.I. Health Care Fund, Series I

Invesco V.I. Technology Fund, Series I

Janus Henderson VIT Balanced Portfolio, Institutional Shares

Janus Henderson VIT Enterprise Portfolio, Institutional Shares

Janus Henderson VIT Forty Portfolio, Institutional Shares

Janus Henderson VIT Forty Portfolio, Service Shares

Janus Henderson VIT Global Research Portfolio, Institutional Shares

Janus Henderson VIT Overseas Portfolio, Service Shares

MFS VIT Utilities Series, Initial Class

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged), Administrative Class

ProFund VP Bear

ProFund VP Rising Rates Opportunity

ProFund VP UltraBull

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2025 and for the period from June 21, 2024 (date trading commenced) to December 31, 2024.

1290 VT Equity Income Portfolio, Class IB

1290 VT Socially Responsible Portfolio, Class IB

EQ/AB Small Cap Growth Portfolio, Class IB

EQ/Capital Group Research Portfolio, Class IB

EQ/Core Bond Index Portfolio, Class IB

EQ/Global Equity Managed Volatility Portfolio, Class IB

EQ/Janus Enterprise Portfolio, Class IB

EQ/Large Cap Value Index Portfolio, Class IB

EQ/Large Cap Value Managed Volatility Portfolio, Class IB

EQ/Mid Cap Index Portfolio, Class IB

EQ/Mid Cap Value Managed Volatility Portfolio, Class IB

EQ/Small Company Index Portfolio, Class IB

The statement of changes in net assets for the period from January 1, 2024, to June 21, 2024 (date of merger).

1290 VT Equity Income Portfolio, Class IA

1290 VT Socially Responsible Portfolio, Class IA

EQ/AB Small Cap Growth Portfolio, Class IA

EQ/Capital Group Research Portfolio, Class IA

EQ/Core Bond Index Portfolio, Class IA

EQ/Global Equity Managed Volatility Portfolio, Class IA

EQ/Janus Enterprise Portfolio, Class IA

EQ/Large Cap Value Index Portfolio, Class IA

EQ/Large Cap Value Managed Volatility Portfolio, Class IA

EQ/Mid Cap Index Portfolio, Class IA

EQ/Mid Cap Value Managed Volatility Portfolio, Class IA

EQ/Small Company Index Portfolio, Class IA

MONY VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	1290 VT Equity Income Portfolio, Class IB	1290 VT GAMCO Mergers & Acquisitions Portfolio, Class IB	1290 VT GAMCO Small Company Value Portfolio, Class IB	1290 VT Socially Responsible Portfolio, Class IB	BNY Mellon Stock Index Fund, Inc., Initial Shares	EQ/AB Small Cap Growth Portfolio, Class IB	EQ/Aggressive Allocation Portfolio, Class IB

ASSETS:
Investments at fair value (1)	$507,532	$120,880	$10,790,563	$519,575	$2,685,753	$227,199	$217,037
Receivable from the fund manager	21	4	2,709	19	100	9	8
Receivable from the Company	-	2	-	-	-	-	-
Total assets	507,553	120,886	10,793,272	519,594	2,685,853	227,208	217,045

LIABILITIES:
Payable to the Contracts	21	4	2,709	19	100	9	8
Payable to the Company	21	-	23	21	-	-	5
Total liabilities	42	4	2,732	40	100	9	13

NET ASSETS	$507,511	$120,882	$10,790,540	$519,554	$2,685,753	$227,199	$217,032

ANALYSIS OF NET ASSETS
Accumulation period	$507,511	$120,882	$10,790,540	$519,554	$2,685,753	$227,199	$217,032
Annuity period	-	-	-	-	-	-	-
Total net assets	$507,511	$120,882	$10,790,540	$519,554	$2,685,753	$227,199	$217,032

Fair value per share (NAV)	$4.90	$13.56	$76.23	$24.68	$87.15	$14.80	$10.58
Shares outstanding in the Separate Account	103,578	8,915	141,553	21,052	30,818	15,352	20,514

(1) Investments in mutual fund shares, at cost	$523,489	$110,965	$7,250,186	$477,598	$1,490,567	$243,156	$222,941

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	EQ/All Asset Growth Allocation Portfolio, Class IB	EQ/Capital Group Research Portfolio, Class IB	EQ/Conservative Allocation Portfolio, Class IB	EQ/Conservative- Plus Allocation Portfolio, Class IB	EQ/Core Bond Index Portfolio, Class IB	EQ/Core Plus Bond Portfolio, Class IA	EQ/Global Equity Managed Volatility Portfolio, Class IB

ASSETS:
Investments at fair value (1)	$6,578,753	$3,259,037	$46,112	$462,904	$1,351,173	$120,778	$381,294
Receivable from the fund manager	1,467	120	2	16	50	4	14
Receivable from the Company	-	-	2	-	-	-	-
Total assets	6,580,220	3,259,157	46,116	462,920	1,351,223	120,782	381,308

LIABILITIES:
Payable to the Contracts	1,467	120	2	16	50	4	14
Payable to the Company	30	48	-	8	12	4	11
Total liabilities	1,497	168	2	24	62	8	25

NET ASSETS	$6,578,723	$3,258,989	$46,114	$462,896	$1,351,161	$120,774	$381,283

ANALYSIS OF NET ASSETS
Accumulation period	$6,578,723	$3,258,989	$46,114	$462,896	$1,351,161	$120,774	$381,283
Annuity period	-	-	-	-	-	-	-
Total net assets	$6,578,723	$3,258,989	$46,114	$462,896	$1,351,161	$120,774	$381,283

Fair value per share (NAV)	$20.44	$37.28	$8.29	$8.30	$9.51	$3.40	$17.13
Shares outstanding in the Separate Account	321,857	87,421	5,563	55,772	142,079	35,523	22,259

(1) Investments in mutual fund shares, at cost	$6,349,010	$2,379,838	$51,599	$513,676	$1,397,339	$133,946	$319,653

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	EQ/Intermediate Government Bond Portfolio, Class IA	EQ/Janus Enterprise Portfolio, Class IB	EQ/JPMorgan Growth Stock Portfolio, Class IB	EQ/Large Cap Growth Managed Volatility Portfolio, Class IB	EQ/Large Cap Value Index Portfolio, Class IB	EQ/Large Cap Value Managed Volatility Portfolio, Class IB	EQ/Loomis Sayles Growth Portfolio, Class IB

ASSETS:
Investments at fair value (1)	$240,410	$644,855	$6,578,192	$1,127,428	$1,315,982	$207,032	$6,256,463
Receivable from the fund manager	9	25	389	42	51	7	331
Receivable from the Company	-	-	-	-	-	-	-
Total assets	240,419	644,880	6,578,581	1,127,470	1,316,033	207,039	6,256,794

LIABILITIES:
Payable to the Contracts	9	25	389	42	51	7	331
Payable to the Company	3	26	1	42	52	12	88
Total liabilities	12	51	390	84	103	19	419

NET ASSETS	$240,407	$644,829	$6,578,191	$1,127,386	$1,315,930	$207,020	$6,256,375

ANALYSIS OF NET ASSETS
Accumulation period	$240,407	$644,829	$6,578,191	$1,127,386	$1,315,930	$207,020	$6,256,375
Annuity period	-	-	-	-	-	-	-
Total net assets	$240,407	$644,829	$6,578,191	$1,127,386	$1,315,930	$207,020	$6,256,375

Fair value per share (NAV)	$9.71	$20.87	$70.06	$32.33	$11.34	$18.20	$12.10
Shares outstanding in the Separate Account	24,759	30,899	93,894	34,873	116,048	11,375	517,063

(1) Investments in mutual fund shares, at cost	$246,031	$584,277	$4,097,204	$1,042,551	$971,210	$175,512	$4,541,183

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	EQ/MFS International Growth Portfolio, Class IB	EQ/Mid Cap Index Portfolio, Class IB	EQ/Mid Cap Value Managed Volatility Portfolio, Class IB	EQ/Moderate Allocation Portfolio, Class IB	EQ/Moderate-Plus Allocation Portfolio, Class IB	EQ/Money Market Portfolio, Class IA	EQ/Morgan Stanley Small Cap Growth Portfolio, Class IB

ASSETS:
Investments at fair value (1)	$1,551,257	$559,529	$1,455,074	$300,402	$498,458	$727,892	$943,357
Receivable from the fund manager	55	21	58	11	18	108	75
Receivable from the Company	-	-	-	-	-	35	-
Total assets	1,551,312	559,550	1,455,132	300,413	498,476	728,035	943,432

LIABILITIES:
Payable to the Contracts	55	21	58	11	18	108	75
Payable to the Company	43	24	55	13	12	-	66
Total liabilities	98	45	113	24	30	108	141

NET ASSETS	$1,551,214	$559,505	$1,455,019	$300,389	$498,446	$727,927	$943,291

ANALYSIS OF NET ASSETS
Accumulation period	$1,551,214	$559,505	$1,455,019	$300,389	$498,446	$727,927	$943,291
Annuity period	-	-	-	-	-	-	-
Total net assets	$1,551,214	$559,505	$1,455,019	$300,389	$498,446	$727,927	$943,291

Fair value per share (NAV)	$8.18	$16.00	$15.28	$12.12	$9.65	$1.00	$9.34
Shares outstanding in the Separate Account	189,640	34,971	95,227	24,786	51,654	727,892	101,002

(1) Investments in mutual fund shares, at cost	$1,385,191	$435,095	$1,276,398	$329,387	$532,202	$728,401	$1,155,143

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	EQ/PIMCO Ultra Short Bond Portfolio, Class IB	EQ/Quality Bond PLUS Portfolio, Class IB	EQ/Small Company Index Portfolio, Class IB	EQ/Value Equity Portfolio, Class IB	Fidelity VIP Contrafund Portfolio, Service Class	Franklin Income VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2

ASSETS:
Investments at fair value (1)	$253,754	$208,597	$342,880	$570,807	$2,744,045	$869,422	$594,502
Receivable from the fund manager	9	7	12	21	168	32	24
Receivable from the Company	-	2	-	-	-	-	-
Total assets	253,763	208,606	342,892	570,828	2,744,213	869,454	594,526

LIABILITIES:
Payable to the Contracts	9	7	12	21	168	32	24
Payable to the Company	-	-	14	7	-	18	29
Total liabilities	9	7	26	28	168	50	53

NET ASSETS	$253,754	$208,599	$342,866	$570,800	$2,744,045	$869,404	$594,473

ANALYSIS OF NET ASSETS
Accumulation period	$253,754	$208,599	$342,866	$570,800	$2,744,045	$869,404	$594,473
Annuity period	-	-	-	-	-	-	-
Total net assets	$253,754	$208,599	$342,866	$570,800	$2,744,045	$869,404	$594,473

Fair value per share (NAV)	$9.87	$7.78	$12.39	$24.07	$59.33	$15.16	$28.04
Shares outstanding in the Separate Account	25,710	26,813	27,674	23,715	46,251	57,350	21,202

(1) Investments in mutual fund shares, at cost	$257,265	$234,568	$316,959	$463,583	$1,780,722	$819,748	$506,528

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. Global Core Equity Fund, Series I	Invesco V.I. Global Fund, Series II	Invesco V.I. Health Care Fund, Series I	Invesco V.I. Technology Fund, Series I	Janus Henderson VIT Balanced Portfolio, Institutional Shares	Janus Henderson VIT Enterprise Portfolio, Institutional Shares

ASSETS:
Investments at fair value (1)	$310,339	$85,348	$1,117,704	$561,581	$728,525	$439,964	$1,417,366
Receivable from the fund manager	12	3	44	22	29	16	554
Receivable from the Company	-	5	-	-	-	-	-
Total assets	310,351	85,356	1,117,748	561,603	728,554	439,980	1,417,920

LIABILITIES:
Payable to the Contracts	12	3	44	22	29	16	554
Payable to the Company	9	-	49	11	31	18	-
Total liabilities	21	3	93	33	60	34	554

NET ASSETS	$310,330	$85,353	$1,117,655	$561,570	$728,494	$439,946	$1,417,366

ANALYSIS OF NET ASSETS
Accumulation period	$310,330	$85,353	$1,117,655	$561,570	$728,494	$439,946	$1,417,366
Annuity period	-	-	-	-	-	-	-
Total net assets	$310,330	$85,353	$1,117,655	$561,570	$728,494	$439,946	$1,417,366

Fair value per share (NAV)	$27.22	$11.79	$36.30	$29.89	$25.69	$55.86	$83.58
Shares outstanding in the Separate Account	11,401	7,240	30,791	18,788	28,358	7,876	16,958

(1) Investments in mutual fund shares, at cost	$246,365	$64,745	$1,045,249	$440,310	$541,388	$258,393	$1,030,540

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Janus Henderson VIT Forty Portfolio, Institutional Shares	Janus Henderson VIT Forty Portfolio, Service Shares	Janus Henderson VIT Global Research Portfolio, Institutional Shares	Janus Henderson VIT Overseas Portfolio, Service Shares	MFS VIT Utilities Series, Initial Class	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged), Administrative Class	ProFund VP Bear

ASSETS:
Investments at fair value (1)	$1,815,431	$532,985	$848,934	$383,078	$243,229	$48,156	$7,149
Receivable from the fund manager	981	21	428	14	11	2	-
Receivable from the Company	-	-	-	-	-	4	1
Total assets	1,816,412	533,006	849,362	383,092	243,240	48,162	7,150

LIABILITIES:
Payable to the Contracts	981	21	428	14	11	2	-
Payable to the Company	-	24	24	1	12	-	-
Total liabilities	981	45	452	15	23	2	-

NET ASSETS	$1,815,431	$532,961	$848,910	$383,077	$243,217	$48,160	$7,150

ANALYSIS OF NET ASSETS
Accumulation period	$1,815,431	$532,961	$848,910	$383,077	$243,217	$48,160	$7,150
Annuity period	-	-	-	-	-	-	-
Total net assets	$1,815,431	$532,961	$848,910	$383,077	$243,217	$48,160	$7,150

Fair value per share (NAV)	$59.42	$51.87	$79.67	$53.02	$37.73	$9.96	$9.12
Shares outstanding in the Separate Account	30,553	10,275	10,656	7,225	6,447	4,835	784

(1) Investments in mutual fund shares, at cost	$1,218,193	$399,765	$464,415	$280,365	$192,268	$59,165	$45,536

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	ProFund VP Rising Rates Opportunity	ProFund VP UltraBull

ASSETS:
Investments at fair value (1)	$6,947	$855,833
Receivable from the fund manager	-	34
Receivable from the Company	-	-
Total assets	6,947	855,867

LIABILITIES:
Payable to the Contracts	-	34
Payable to the Company	2	63
Total liabilities	2	97

NET ASSETS	$6,945	$855,770

ANALYSIS OF NET ASSETS
Accumulation period	$6,945	$855,770
Annuity period	-	-
Total net assets	$6,945	$855,770

Fair value per share (NAV)	$26.22	$45.50
Shares outstanding in the Separate Account	265	18,810

(1) Investments in mutual fund shares, at cost	$13,370	$650,127

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	1290 VT Equity Income Portfolio, Class IB	1290 VT GAMCO Mergers & Acquisitions Portfolio, Class IB	1290 VT GAMCO Small Company Value Portfolio, Class IB	1290 VT Socially Responsible Portfolio, Class IB	BNY Mellon Stock Index Fund, Inc., Initial Shares	EQ/AB Small Cap Growth Portfolio, Class IB	EQ/Aggressive Allocation Portfolio, Class IB

INVESTMENT INCOME:
Dividend income	$10,642	$3,357	$65,181	$1,793	$25,951	$325	$2,979

EXPENSES:
Mortality and expense risk	7,555	1,528	141,189	7,098	33,874	3,266	2,640

NET INVESTMENT INCOME (LOSS)	3,087	1,829	(76,008)	(5,305)	(7,923)	(2,941)	339

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	1,220	321	796,022	9,562	99,305	(2,614)	(3,249)
Capital gain distributions	40,209	3,610	647,904	37,172	142,565	21,559	19,172

Net realized gain (loss) on investments	41,429	3,931	1,443,926	46,734	241,870	18,945	15,923

Change in net unrealized appreciation (depreciation) on investments	10,308	9,627	(204,744)	37,100	140,879	136	2,952

Net realized and unrealized gain (loss) on investments	51,737	13,558	1,239,182	83,834	382,749	19,081	18,875

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$54,824	$15,387	$1,163,174	$78,529	$374,826	$16,140	$19,214

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	EQ/All Asset Growth Allocation Portfolio, Class IB	EQ/Capital Group Research Portfolio, Class IB	EQ/Conservative Allocation Portfolio, Class IB	EQ/Conservative- Plus Allocation Portfolio, Class IB	EQ/Core Bond Index Portfolio, Class IB	EQ/Core Plus Bond Portfolio, Class IA	EQ/Global Equity Managed Volatility Portfolio, Class IB

INVESTMENT INCOME:
Dividend income	$139,771	$13,640	$1,391	$11,512	$40,231	$6,129	$2,960

EXPENSES:
Mortality and expense risk	87,674	41,406	568	5,578	17,090	1,616	4,884

NET INVESTMENT INCOME (LOSS)	52,097	(27,766)	823	5,934	23,141	4,513	(1,924)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	37,729	111,742	(67)	(851)	(3,958)	(2,867)	4,862
Capital gain distributions	353,285	256,519	1,053	22,872	-	-	37,188

Net realized gain (loss) on investments	391,014	368,261	986	22,021	(3,958)	(2,867)	42,050

Change in net unrealized appreciation (depreciation) on investments	572,539	184,887	847	5,098	42,108	7,619	16,432

Net realized and unrealized gain (loss) on investments	963,553	553,148	1,833	27,119	38,150	4,752	58,482

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,015,650	$525,382	$2,656	$33,053	$61,291	$9,265	$56,558

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	EQ/Intermediate Government Bond Portfolio, Class IA	EQ/Janus Enterprise Portfolio, Class IB	EQ/JPMorgan Growth Stock Portfolio, Class IB	EQ/Large Cap Growth Managed Volatility Portfolio, Class IB	EQ/Large Cap Value Index Portfolio, Class IB	EQ/Large Cap Value Managed Volatility Portfolio, Class IB	EQ/Loomis Sayles Growth Portfolio, Class IB

INVESTMENT INCOME:
Dividend income	$7,246	$-	$-	$1,063	$15,332	$2,729	$-

EXPENSES:
Mortality and expense risk	3,179	9,703	83,817	15,051	18,934	2,683	84,305

NET INVESTMENT INCOME (LOSS)	4,067	(9,703)	(83,817)	(13,988)	(3,602)	46	(84,305)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(641)	35,066	511,080	24,959	84,275	4,260	251,238
Capital gain distributions	-	56,310	985,252	157,400	72,978	16,700	474,043

Net realized gain (loss) on investments	(641)	91,376	1,496,332	182,359	157,253	20,960	725,281

Change in net unrealized appreciation (depreciation) on investments	6,542	(39,499)	(592,494)	(66,353)	13,729	(3,059)	52,709

Net realized and unrealized gain (loss) on investments	5,901	51,877	903,838	116,006	170,982	17,901	777,990

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,968	$42,174	$820,021	$102,018	$167,380	$17,947	$693,685

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	EQ/MFS International Growth Portfolio, Class IB	EQ/Mid Cap Index Portfolio, Class IB	EQ/Mid Cap Value Managed Volatility Portfolio, Class IB	EQ/Moderate Allocation Portfolio, Class IB	EQ/Moderate-Plus Allocation Portfolio, Class IB	EQ/Money Market Portfolio, Class IA	EQ/Morgan Stanley Small Cap Growth Portfolio, Class IB

INVESTMENT INCOME:
Dividend income	$14,108	$4,580	$16,950	$7,015	$9,283	$47,049	$2,599

EXPENSES:
Mortality and expense risk	19,876	7,595	20,553	6,357	6,187	18,350	13,644

NET INVESTMENT INCOME (LOSS)	(5,768)	(3,015)	(3,603)	658	3,096	28,699	(11,045)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	21,896	13,607	21,032	(29,484)	(2,346)	(503)	(40,009)
Capital gain distributions	127,323	33,052	100,544	24,193	37,467	5	-

Net realized gain (loss) on investments	149,219	46,659	121,576	(5,291)	35,121	(498)	(40,009)

Change in net unrealized appreciation (depreciation) on investments	123,825	(16,268)	(70,390)	42,229	7,003	(425)	100,488

Net realized and unrealized gain (loss) on investments	273,044	30,391	51,186	36,938	42,124	(923)	60,479

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$267,276	$27,376	$47,583	$37,596	$45,220	$27,776	$49,434

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	EQ/PIMCO Ultra Short Bond Portfolio, Class IB	EQ/Quality Bond PLUS Portfolio, Class IB	EQ/Small Company Index Portfolio, Class IB	EQ/Value Equity Portfolio, Class IB	Fidelity VIP Contrafund Portfolio, Service Class	Franklin Income VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2

INVESTMENT INCOME:
Dividend income	$10,348	$7,208	$2,754	$8,164	$1,300	$46,163	$5,517

EXPENSES:
Mortality and expense risk	2,629	2,806	4,186	8,555	35,560	11,948	9,425

NET INVESTMENT INCOME (LOSS)	7,719	4,402	(1,432)	(391)	(34,260)	34,215	(3,908)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	118	(5,020)	1,806	24,905	165,317	2,879	17,741
Capital gain distributions	-	-	11,200	13,811	419,522	9,703	66,095

Net realized gain (loss) on investments	118	(5,020)	13,006	38,716	584,839	12,582	83,836

Change in net unrealized appreciation (depreciation) on investments	(1,601)	11,092	22,949	17,482	(72,630)	47,298	(15,872)

Net realized and unrealized gain (loss) on investments	(1,483)	6,072	35,955	56,198	512,209	59,880	67,964

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,236	$10,474	$34,523	$55,807	$477,949	$94,095	$64,056

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. Global Core Equity Fund, Series I	Invesco V.I. Global Fund, Series II	Invesco V.I. Health Care Fund, Series I	Invesco V.I. Technology Fund, Series I	Janus Henderson VIT Balanced Portfolio, Institutional Shares	Janus Henderson VIT Enterprise Portfolio, Institutional Shares

INVESTMENT INCOME:
Dividend income	$4,762	$1,156	$-	$-	$-	$10,386	$2,910

EXPENSES:
Mortality and expense risk	3,942	1,107	15,742	7,423	9,230	7,608	19,197

NET INVESTMENT INCOME (LOSS)	820	49	(15,742)	(7,423)	(9,230)	2,778	(16,287)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	1,223	3,667	27,664	4,153	3,126	125,635	58,653
Capital gain distributions	22,768	5,723	204,771	21,623	76,426	19,655	110,495

Net realized gain (loss) on investments	23,991	9,390	232,435	25,776	79,552	145,290	169,148

Change in net unrealized appreciation (depreciation) on investments	13,772	1,834	(83,235)	49,237	44,134	(78,221)	(65,661)

Net realized and unrealized gain (loss) on investments	37,763	11,224	149,200	75,013	123,686	67,069	103,487

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$38,583	$11,273	$133,458	$67,590	$114,456	$69,847	$87,200

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Janus Henderson VIT Forty Portfolio, Institutional Shares	Janus Henderson VIT Forty Portfolio, Service Shares	Janus Henderson VIT Global Research Portfolio, Institutional Shares	Janus Henderson VIT Overseas Portfolio, Service Shares	MFS VIT Utilities Series, Initial Class	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged), Administrative Class	ProFund VP Bear

INVESTMENT INCOME:
Dividend income	$1,231	$2	$4,819	$4,699	$6,738	$2,145	$230

EXPENSES:
Mortality and expense risk	22,976	6,887	11,159	4,748	4,002	640	102

NET INVESTMENT INCOME (LOSS)	(21,745)	(6,885)	(6,340)	(49)	2,736	1,505	128

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	49,867	3,800	58,828	4,423	5,603	(913)	(888)
Capital gain distributions	203,156	65,867	74,105	-	3,082	-	-

Net realized gain (loss) on investments	253,023	69,667	132,933	4,423	8,685	(913)	(888)

Change in net unrealized appreciation (depreciation) on investments	33,561	11,966	22,170	79,354	18,195	4,435	(551)

Net realized and unrealized gain (loss) on investments	286,584	81,633	155,103	83,777	26,880	3,522	(1,439)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$264,839	$74,748	$148,763	$83,728	$29,616	$5,027	$(1,311)

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	ProFund VP Rising Rates Opportunity	ProFund VP UltraBull

INVESTMENT INCOME:
Dividend income	$280	$5,779

EXPENSES:
Mortality and expense risk	87	10,874

NET INVESTMENT INCOME (LOSS)	193	(5,095)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(87)	15,942
Capital gain distributions	489	104,424

Net realized gain (loss) on investments	402	120,366

Change in net unrealized appreciation (depreciation) on investments	(568)	45,645

Net realized and unrealized gain (loss) on investments	(166)	166,011

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$27	$160,916

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Concluded)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	1290 VT Equity Income Portfolio, Class IB	1290 VT GAMCO Mergers & Acquisitions Portfolio, Class IB	1290 VT GAMCO Small Company Value Portfolio, Class IB	1290 VT Socially Responsible Portfolio, Class IB	BNY Mellon Stock Index Fund, Inc., Initial Shares	EQ/AB Small Cap Growth Portfolio, Class IB	EQ/Aggressive Allocation Portfolio, Class IB

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,087	$1,829	$(76,008)	$(5,305)	$(7,923)	$(2,941)	$339
Net realized gain (loss) on investments	41,429	3,931	1,443,926	46,734	241,870	18,945	15,923
Change in net unrealized appreciation (depreciation) on investments	10,308	9,627	(204,744)	37,100	140,879	136	2,952

Net increase (decrease) in net assets resulting from operations	54,824	15,387	1,163,174	78,529	374,826	16,140	19,214

CONTRACT TRANSACTIONS:
Contract owners’ net payments	120	800	10,555	7,358	4,158	-	-
Contract maintenance charges	(38)	(4)	(2,532)	-	-	(30)	(53)
Contract owners’ benefits	(56,504)	(7,683)	(1,855,676)	(109,685)	(177,852)	(42,501)	(55,755)
Net transfers (to) from the Company and/or Subaccounts	(6,107)	3	(45,277)	(8)	3,019	251	60,989

Increase (decrease) in net assets resulting from Contract transactions	(62,529)	(6,884)	(1,892,930)	(102,335)	(170,675)	(42,280)	5,181

Total increase (decrease) in net assets	(7,705)	8,503	(729,756)	(23,806)	204,151	(26,140)	24,395

NET ASSETS:
Beginning of period	515,216	112,379	11,520,296	543,360	2,481,602	253,339	192,637

End of period	$507,511	$120,882	$10,790,540	$519,554	$2,685,753	$227,199	$217,032

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	EQ/All Asset Growth Allocation Portfolio, Class IB	EQ/Capital Group Research Portfolio, Class IB	EQ/Conservative Allocation Portfolio, Class IB	EQ/Conservative- Plus Allocation Portfolio, Class IB	EQ/Core Bond Index Portfolio, Class IB	EQ/Core Plus Bond Portfolio, Class IA	EQ/Global Equity Managed Volatility Portfolio, Class IB

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$52,097	$(27,766)	$823	$5,934	$23,141	$4,513	$(1,924)
Net realized gain (loss) on investments	391,014	368,261	986	22,021	(3,958)	(2,867)	42,050
Change in net unrealized appreciation (depreciation) on investments	572,539	184,887	847	5,098	42,108	7,619	16,432

Net increase (decrease) in net assets resulting from operations	1,015,650	525,382	2,656	33,053	61,291	9,265	56,558

CONTRACT TRANSACTIONS:
Contract owners’ net payments	7,991	1,773	800	-	3,056	102	30
Contract maintenance charges	(3,862)	(178)	(5)	(31)	(201)	(33)	(43)
Contract owners’ benefits	(1,490,226)	(300,301)	(11)	(1,938)	(95,637)	(29,104)	(30,237)
Net transfers (to) from the Company and/or Subaccounts	(34,417)	(1,405)	3	(9)	152,116	(149)	(5)

Increase (decrease) in net assets resulting from Contract transactions	(1,520,514)	(300,111)	787	(1,978)	59,334	(29,184)	(30,255)

Total increase (decrease) in net assets	(504,864)	225,271	3,443	31,075	120,625	(19,919)	26,303

NET ASSETS:
Beginning of period	7,083,587	3,033,718	42,671	431,821	1,230,536	140,693	354,980

End of period	$6,578,723	$3,258,989	$46,114	$462,896	$1,351,161	$120,774	$381,283

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	EQ/Intermediate Government Bond Portfolio, Class IA	EQ/Janus Enterprise Portfolio, Class IB	EQ/JPMorgan Growth Stock Portfolio, Class IB	EQ/Large Cap Growth Managed Volatility Portfolio, Class IB	EQ/Large Cap Value Index Portfolio, Class IB	EQ/Large Cap Value Managed Volatility Portfolio, Class IB	EQ/Loomis Sayles Growth Portfolio, Class IB

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,067	$(9,703)	$(83,817)	$(13,988)	$(3,602)	$46	$(84,305)
Net realized gain (loss) on investments	(641)	91,376	1,496,332	182,359	157,253	20,960	725,281
Change in net unrealized appreciation (depreciation) on investments	6,542	(39,499)	(592,494)	(66,353)	13,729	(3,059)	52,709

Net increase (decrease) in net assets resulting from operations	9,968	42,174	820,021	102,018	167,380	17,947	693,685

CONTRACT TRANSACTIONS:
Contract owners’ net payments	1,076	-	21,503	4,520	570	60	18,723
Contract maintenance charges	(138)	(27)	(2,116)	-	(91)	(70)	(358)
Contract owners’ benefits	(24,632)	(115,520)	(950,371)	(129,692)	(197,352)	(31,960)	(510,524)
Net transfers (to) from the Company and/or Subaccounts	317	(49,929)	97,076	(135)	993	585	(102,832)

Increase (decrease) in net assets resulting from Contract transactions	(23,377)	(165,476)	(833,908)	(125,307)	(195,880)	(31,385)	(594,991)

Total increase (decrease) in net assets	(13,409)	(123,302)	(13,887)	(23,289)	(28,500)	(13,438)	98,694

NET ASSETS:
Beginning of period	253,816	768,131	6,592,078	1,150,675	1,344,430	220,458	6,157,681

End of period	$240,407	$644,829	$6,578,191	$1,127,386	$1,315,930	$207,020	$6,256,375

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	EQ/MFS International Growth Portfolio, Class IB	EQ/Mid Cap Index Portfolio, Class IB	EQ/Mid Cap Value Managed Volatility Portfolio, Class IB	EQ/Moderate Allocation Portfolio, Class IB	EQ/Moderate-Plus Allocation Portfolio, Class IB	EQ/Money Market Portfolio, Class IA	EQ/Morgan Stanley Small Cap Growth Portfolio, Class IB

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(5,768)	$(3,015)	$(3,603)	$658	$3,096	$28,699	$(11,045)
Net realized gain (loss) on investments	149,219	46,659	121,576	(5,291)	35,121	(498)	(40,009)
Change in net unrealized appreciation (depreciation) on investments	123,825	(16,268)	(70,390)	42,229	7,003	(425)	100,488

Net increase (decrease) in net assets resulting from operations	267,276	27,376	47,583	37,596	45,220	27,776	49,434

CONTRACT TRANSACTIONS:
Contract owners’ net payments	2,611	2,490	4,966	-	-	267,618	420
Contract maintenance charges	(349)	(98)	(101)	(46)	(48)	(318)	(48)
Contract owners’ benefits	(136,142)	(50,156)	(86,828)	(334,905)	(18,328)	(1,268,486)	(71,917)
Net transfers (to) from the Company and/or Subaccounts	695	(31)	1,249	(1)	702	(128,402)	2,761

Increase (decrease) in net assets resulting from Contract transactions	(133,185)	(47,795)	(80,714)	(334,952)	(17,674)	(1,129,588)	(68,784)

Total increase (decrease) in net assets	134,091	(20,419)	(33,131)	(297,356)	27,546	(1,101,812)	(19,350)

NET ASSETS:
Beginning of period	1,417,123	579,924	1,488,150	597,745	470,900	1,829,739	962,641

End of period	$1,551,214	$559,505	$1,455,019	$300,389	$498,446	$727,927	$943,291

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	EQ/PIMCO Ultra Short Bond Portfolio, Class IB	EQ/Quality Bond PLUS Portfolio, Class IB	EQ/Small Company Index Portfolio, Class IB	EQ/Value Equity Portfolio, Class IB	Fidelity VIP Contrafund Portfolio, Service Class	Franklin Income VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$7,719	$4,402	$(1,432)	$(391)	$(34,260)	$34,215	$(3,908)
Net realized gain (loss) on investments	118	(5,020)	13,006	38,716	584,839	12,582	83,836
Change in net unrealized appreciation (depreciation) on investments	(1,601)	11,092	22,949	17,482	(72,630)	47,298	(15,872)

Net increase (decrease) in net assets resulting from operations	6,236	10,474	34,523	55,807	477,949	94,095	64,056

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	500	-	600	21,695	540	-
Contract maintenance charges	(20)	(87)	(51)	(51)	-	(129)	(59)
Contract owners’ benefits	(4,765)	(37,047)	(18,939)	(174,152)	(371,599)	(172,191)	(153,406)
Net transfers (to) from the Company and/or Subaccounts	81,424	855	(140)	2,041	(1,290)	63	(2)

Increase (decrease) in net assets resulting from Contract transactions	76,639	(35,779)	(19,130)	(171,562)	(351,194)	(171,717)	(153,467)

Total increase (decrease) in net assets	82,875	(25,305)	15,393	(115,755)	126,755	(77,622)	(89,411)

NET ASSETS:
Beginning of period	170,879	233,904	327,473	686,555	2,617,290	947,026	683,884

End of period	$253,754	$208,599	$342,866	$570,800	$2,744,045	$869,404	$594,473

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. Global Core Equity Fund, Series I	Invesco V.I. Global Fund, Series II	Invesco V.I. Health Care Fund, Series I	Invesco V.I. Technology Fund, Series I	Janus Henderson VIT Balanced Portfolio, Institutional Shares	Janus Henderson VIT Enterprise Portfolio, Institutional Shares

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$820	$49	$(15,742)	$(7,423)	$(9,230)	$2,778	$(16,287)
Net realized gain (loss) on investments	23,991	9,390	232,435	25,776	79,552	145,290	169,148
Change in net unrealized appreciation (depreciation) on investments	13,772	1,834	(83,235)	49,237	44,134	(78,221)	(65,661)

Net increase (decrease) in net assets resulting from operations	38,583	11,273	133,458	67,590	114,456	69,847	87,200

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	3,230	1,800	-	100	5,558
Contract maintenance charges	(11)	(10)	(72)	(21)	(31)	-	-
Contract owners’ benefits	(1,112)	(13,861)	(177,082)	(20,193)	(5,634)	(298,381)	(170,414)
Net transfers (to) from the Company and/or Subaccounts	(1)	(2)	(27)	(7)	(5)	(14,042)	2,802

Increase (decrease) in net assets resulting from Contract transactions	(1,124)	(13,873)	(173,951)	(18,421)	(5,670)	(312,323)	(162,054)

Total increase (decrease) in net assets	37,459	(2,600)	(40,493)	49,169	108,786	(242,476)	(74,854)

NET ASSETS:
Beginning of period	272,871	87,953	1,158,148	512,401	619,708	682,422	1,492,220

End of period	$310,330	$85,353	$1,117,655	$561,570	$728,494	$439,946	$1,417,366

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Janus Henderson VIT Forty Portfolio, Institutional Shares	Janus Henderson VIT Forty Portfolio, Service Shares	Janus Henderson VIT Global Research Portfolio, Institutional Shares	Janus Henderson VIT Overseas Portfolio, Service Shares	MFS VIT Utilities Series, Initial Class	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged), Administrative Class	ProFund VP Bear

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(21,745)	$(6,885)	$(6,340)	$(49)	$2,736	$1,505	$128
Net realized gain (loss) on investments	253,023	69,667	132,933	4,423	8,685	(913)	(888)
Change in net unrealized appreciation (depreciation) on investments	33,561	11,966	22,170	79,354	18,195	4,435	(551)

Net increase (decrease) in net assets resulting from operations	264,839	74,748	148,763	83,728	29,616	5,027	(1,311)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	7,698	-	8,688	60	-	30	-
Contract maintenance charges	-	(33)	-	(90)	(27)	(14)	-
Contract owners’ benefits	(128,699)	(4,790)	(118,785)	(20,203)	(15,134)	(2,518)	(170)
Net transfers (to) from the Company and/or Subaccounts	(1,149)	51	(557)	(65)	(49)	(22)	-

Increase (decrease) in net assets resulting from Contract transactions	(122,150)	(4,772)	(110,654)	(20,298)	(15,210)	(2,524)	(170)

Total increase (decrease) in net assets	142,689	69,976	38,109	63,430	14,406	2,503	(1,481)

NET ASSETS:
Beginning of period	1,672,742	462,985	810,801	319,647	228,811	45,657	8,631

End of period	$1,815,431	$532,961	$848,910	$383,077	$243,217	$48,160	$7,150

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	ProFund VP Rising Rates Opportunity	ProFund VP UltraBull

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$193	$(5,095)
Net realized gain (loss) on investments	402	120,366
Change in net unrealized appreciation (depreciation) on investments	(568)	45,645

Net increase (decrease) in net assets resulting from operations	27	160,916

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-
Contract maintenance charges	(1)	(28)
Contract owners’ benefits	(8)	(69,616)
Net transfers (to) from the Company and/or Subaccounts	1	(2,042)

Increase (decrease) in net assets resulting from Contract transactions	(8)	(71,686)

Total increase (decrease) in net assets	19	89,230

NET ASSETS:
Beginning of period	6,926	766,540

End of period	$6,945	$855,770

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	1290 VT Equity Income Portfolio, Class IA	1290 VT Equity Income Portfolio, Class IB	1290 VT GAMCO Mergers & Acquisitions Portfolio, Class IB	1290 VT GAMCO Small Company Value Portfolio, Class IB	1290 VT Socially Responsible Portfolio, Class IA	1290 VT Socially Responsible Portfolio, Class IB	BNY Mellon Stock Index Fund, Inc., Initial Shares

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(50)	$2,155	$555	$(91,830)	$(3,182)	$(1,522)	$(5,015)
Net realized gain (loss) on investments	(217)	47,352	4,901	1,746,411	265,775	25,488	303,820
Change in net unrealized appreciation (depreciation) on investments	668	(792)	2,586	(431,421)	(197,162)	3,476	205,467

Net increase (decrease) in net assets resulting from operations	401	48,715	8,042	1,223,160	65,431	27,442	504,272

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	120	-	183,419	4,606	342	3,317
Contract maintenance charges	(17)	(40)	(5)	(3,027)	-	-	-
Contract owners’ benefits	-	(128,792)	(3,136)	(1,660,548)	(3,397)	(13,770)	(289,652)
Net transfers (to) from the Company and/or Subaccounts	(8,499)	(17,556)	7	(583,288)	(528,119)	526,741	(18,595)

Increase (decrease) in net assets resulting from Contract transactions	(8,516)	(146,268)	(3,134)	(2,063,444)	(526,910)	513,313	(304,930)

Total increase (decrease) in net assets	(8,115)	(97,553)	4,908	(840,284)	(461,479)	540,755	199,342

NET ASSETS:
Beginning of period	8,115	612,769	107,471	12,360,580	461,479	2,605	2,282,260

End of period	$-	$515,216	$112,379	$11,520,296	$-	$543,360	$2,481,602

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	EQ/AB Small Cap Growth Portfolio, Class IA	EQ/AB Small Cap Growth Portfolio, Class IB	EQ/Aggressive Allocation Portfolio, Class IB	EQ/All Asset Growth Allocation Portfolio, Class IB	EQ/Capital Group Research Portfolio, Class IA	EQ/Capital Group Research Portfolio, Class IB	EQ/Conservative Allocation Portfolio, Class IB

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,561)	$(1,147)	$1,913	$68,085	$(18,627)	$25,805	$315
Net realized gain (loss) on investments	(1,663)	23,945	9,144	132,537	32,563	464,952	(4,448)
Change in net unrealized appreciation (depreciation) on investments	24,457	(16,102)	7,299	506,537	(472,165)	694,311	7,752

Net increase (decrease) in net assets resulting from operations	21,233	6,696	18,356	707,159	(458,229)	1,185,068	3,619

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	4,737	270	612	-
Contract maintenance charges	(25)	(7)	(95)	(4,349)	(168)	(32)	(9)
Contract owners’ benefits	(959)	(1,542)	(16,127)	(841,552)	(58,304)	(233,562)	(54,779)
Net transfers (to) from the Company and/or Subaccounts	(247,370)	248,192	28,755	(351,030)	(2,258,494)	2,081,632	96

Increase (decrease) in net assets resulting from Contract transactions	(248,354)	246,643	12,533	(1,192,194)	(2,316,696)	1,848,650	(54,692)

Total increase (decrease) in net assets	(227,121)	253,339	30,889	(485,035)	(2,774,925)	3,033,718	(51,073)

NET ASSETS:
Beginning of period	227,121	-	161,748	7,568,622	2,774,925	-	93,744

End of period	$-	$253,339	$192,637	$7,083,587	$-	$3,033,718	$42,671

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	EQ/Conservative- Plus Allocation Portfolio, Class IB	EQ/Core Bond Index Portfolio, Class IA	EQ/Core Bond Index Portfolio, Class IB	EQ/Core Plus Bond Portfolio, Class IA	EQ/Global Equity Managed Volatility Portfolio, Class IA	EQ/Global Equity Managed Volatility Portfolio, Class IB	EQ/Intermediate Government Bond Portfolio, Class IA

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$6,380	$(8,868)	$21,586	$5,459	$(2,455)	$1,765	$2,028
Net realized gain (loss) on investments	15,983	(18,235)	(3,421)	(692)	3,679	47,528	(9,374)
Change in net unrealized appreciation (depreciation) on investments	1,010	109,551	(88,273)	(7,522)	(55,362)	45,210	9,437

Net increase (decrease) in net assets resulting from operations	23,373	82,448	(70,108)	(2,755)	(54,138)	94,503	2,091

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	1,273	65,139	44,025	28	23	706
Contract maintenance charges	(31)	(152)	(143)	(40)	(27)	(18)	(174)
Contract owners’ benefits	(8,040)	(68,491)	(120,358)	(49,725)	(5,844)	(4,390)	(198,841)
Net transfers (to) from the Company and/or Subaccounts	-	(1,530,581)	1,356,006	(36)	(297,533)	264,862	(12,242)

Increase (decrease) in net assets resulting from Contract transactions	(8,071)	(1,597,951)	1,300,644	(5,776)	(303,376)	260,477	(210,551)

Total increase (decrease) in net assets	15,302	(1,515,503)	1,230,536	(8,531)	(357,514)	354,980	(208,460)

NET ASSETS:
Beginning of period	416,519	1,515,503	-	149,224	357,514	-	462,276

End of period	$431,821	$-	$1,230,536	$140,693	$-	$354,980	$253,816

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	EQ/Janus Enterprise Portfolio, Class IA	EQ/Janus Enterprise Portfolio, Class IB	EQ/JPMorgan Growth Stock Portfolio, Class IB	EQ/Large Cap Growth Managed Volatility Portfolio, Class IB	EQ/Large Cap Value Index Portfolio, Class IA	EQ/Large Cap Value Index Portfolio, Class IB	EQ/Large Cap Value Managed Volatility Portfolio, Class IA

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(5,755)	$(5,883)	$(85,808)	$(11,053)	$(9,243)	$8,947	$(2,126)
Net realized gain (loss) on investments	4,514	92,205	1,008,116	155,570	27,528	115,845	502
Change in net unrealized appreciation (depreciation) on investments	(82,438)	100,077	907,270	126,015	(313,233)	331,043	(63,180)

Net increase (decrease) in net assets resulting from operations	(83,679)	186,399	1,829,578	270,532	(294,948)	455,835	(64,804)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	15	8	15,100	1,678	313	300	30
Contract maintenance charges	(32)	(25)	(2,388)	-	(65)	(33)	(59)
Contract owners’ benefits	(18,571)	(176,452)	(669,393)	(54,110)	(27,124)	(104,945)	(210)
Net transfers (to) from the Company and/or Subaccounts	(753,486)	758,201	(651,666)	(68,761)	(1,015,570)	993,273	(271,846)

Increase (decrease) in net assets resulting from Contract transactions	(772,074)	581,732	(1,308,347)	(121,193)	(1,042,446)	888,595	(272,085)

Total increase (decrease) in net assets	(855,753)	768,131	521,231	149,339	(1,337,394)	1,344,430	(336,889)

NET ASSETS:
Beginning of period	855,753	-	6,070,847	1,001,336	1,337,394	-	336,889

End of period	$-	$768,131	$6,592,078	$1,150,675	$-	$1,344,430	$-

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	EQ/Large Cap Value Managed Volatility Portfolio, Class IB	EQ/Loomis Sayles Growth Portfolio, Class IB	EQ/MFS International Growth Portfolio, Class IB	EQ/Mid Cap Index Portfolio, Class IA	EQ/Mid Cap Index Portfolio, Class IB	EQ/Mid Cap Value Managed Volatility Portfolio, Class IA	EQ/Mid Cap Value Managed Volatility Portfolio, Class IB

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,770	$(79,988)	$(9,861)	$(4,345)	$446	$(10,421)	$9,099
Net realized gain (loss) on investments	67,148	1,479,382	120,751	19,978	86,618	27,662	202,705
Change in net unrealized appreciation (depreciation) on investments	34,579	238,833	12,723	(168,744)	140,702	(331,201)	249,066

Net increase (decrease) in net assets resulting from operations	103,497	1,638,227	123,613	(153,111)	227,766	(313,960)	460,870

CONTRACT TRANSACTIONS:
Contract owners’ net payments	30	15,463	565	1,258	1,253	1,708	1,698
Contract maintenance charges	(17)	(385)	(389)	(80)	(52)	(97)	(49)
Contract owners’ benefits	(161,010)	(914,411)	(88,292)	(53,901)	(47,667)	(87,552)	(115,805)
Net transfers (to) from the Company and/or Subaccounts	277,958	(73,928)	(259,777)	(470,641)	398,624	(1,149,898)	1,141,436

Increase (decrease) in net assets resulting from Contract transactions	116,961	(973,261)	(347,893)	(523,364)	352,158	(1,235,839)	1,027,280

Total increase (decrease) in net assets	220,458	664,966	(224,280)	(676,475)	579,924	(1,549,799)	1,488,150

NET ASSETS:
Beginning of period	-	5,492,715	1,641,403	676,475	-	1,549,799	-

End of period	$220,458	$6,157,681	$1,417,123	$-	$579,924	$-	$1,488,150

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	EQ/Moderate Allocation Portfolio, Class IB	EQ/Moderate- Plus Allocation Portfolio, Class IB	EQ/Money Market Portfolio, Class IA	EQ/Morgan Stanley Small Cap Growth Portfolio, Class IB	EQ/PIMCO Ultra Short Bond Portfolio, Class IB	EQ/Quality Bond PLUS Portfolio, Class IB	EQ/Small Company Index Portfolio, Class IA

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$8,040	$5,286	$39,265	$(13,466)	$5,424	$3,991	$(2,153)
Net realized gain (loss) on investments	22,166	25,549	382	(95,574)	95	(5,471)	1,401
Change in net unrealized appreciation (depreciation) on investments	6,519	9,674	(164)	282,998	2,270	2,776	2,782

Net increase (decrease) in net assets resulting from operations	36,725	40,509	39,483	173,958	7,789	1,296	2,030

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	206,852	420	-	-	18
Contract maintenance charges	(76)	(55)	(382)	(50)	(31)	(105)	(47)
Contract owners’ benefits	(11,384)	(4,693)	(1,054,493)	(156,487)	(23,705)	(22,249)	(31,041)
Net transfers (to) from the Company and/or Subaccounts	(3)	-	1,653,896	(43,970)	-	(12,239)	(333,119)

Increase (decrease) in net assets resulting from Contract transactions	(11,463)	(4,748)	805,873	(200,087)	(23,736)	(34,593)	(364,189)

Total increase (decrease) in net assets	25,262	35,761	845,356	(26,129)	(15,947)	(33,297)	(362,159)

NET ASSETS:
Beginning of period	572,483	435,139	984,383	988,770	186,826	267,201	362,159

End of period	$597,745	$470,900	$1,829,739	$962,641	$170,879	$233,904	$-

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	EQ/Small Company Index Portfolio, Class IB	EQ/Value Equity Portfolio, Class IB	Fidelity VIP Contrafund Portfolio, Service Class	Franklin Income VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. Global Core Equity Fund, Series I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,742	$(2,728)	$(33,128)	$36,549	$(3,023)	$1,386	$(150)
Net realized gain (loss) on investments	24,989	31,615	465,904	3,070	62,137	14,356	3,206
Change in net unrealized appreciation (depreciation) on investments	2,971	9,755	267,306	13,184	4,892	13,204	9,087

Net increase (decrease) in net assets resulting from operations	29,702	38,642	700,082	52,803	64,006	28,946	12,143

CONTRACT TRANSACTIONS:
Contract owners’ net payments	9	600	18,923	181,638	-	-	-
Contract maintenance charges	(15)	(52)	-	(135)	(74)	(12)	(17)
Contract owners’ benefits	(37,771)	(27,023)	(263,748)	(221,926)	(131,507)	(14,285)	(5,455)
Net transfers (to) from the Company and/or Subaccounts	335,548	7,504	(42,650)	(12,181)	2,299	(48)	33

Increase (decrease) in net assets resulting from Contract transactions	297,771	(18,971)	(287,475)	(52,604)	(129,282)	(14,345)	(5,439)

Total increase (decrease) in net assets	327,473	19,671	412,607	199	(65,276)	14,601	6,704

NET ASSETS:
Beginning of period	-	666,884	2,204,683	946,827	749,160	258,270	81,249

End of period	$327,473	$686,555	$2,617,290	$947,026	$683,884	$272,871	$87,953

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Global Fund, Series II	Invesco V.I. Health Care Fund, Series I	Invesco V.I. Technology Fund, Series I	Janus Henderson VIT Balanced Portfolio, Institutional Shares	Janus Henderson VIT Enterprise Portfolio, Institutional Shares	Janus Henderson VIT Forty Portfolio, Institutional Shares	Janus Henderson VIT Forty Portfolio, Service Shares

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(17,048)	$(7,808)	$(7,851)	$4,755	$(9,903)	$(19,506)	$(7,186)
Net realized gain (loss) on investments	100,406	2,428	26,000	37,935	161,877	110,160	80,631
Change in net unrealized appreciation (depreciation) on investments	80,010	19,014	133,358	47,302	57,104	268,616	48,308

Net increase (decrease) in net assets resulting from operations	163,368	13,634	151,507	89,992	209,078	359,270	121,753

CONTRACT TRANSACTIONS:
Contract owners’ net payments	2,450	1,800	-	150	6,467	6,872	-
Contract maintenance charges	(81)	(28)	(35)	-	-	-	(66)
Contract owners’ benefits	(146,457)	(6,483)	(2,857)	(43,234)	(300,094)	(47,991)	(109,091)
Net transfers (to) from the Company and/or Subaccounts	(15,001)	54	2,556	(40,864)	(11,342)	707	(45,983)

Increase (decrease) in net assets resulting from Contract transactions	(159,089)	(4,657)	(336)	(83,948)	(304,969)	(40,412)	(155,140)

Total increase (decrease) in net assets	4,279	8,977	151,171	6,044	(95,891)	318,858	(33,387)

NET ASSETS:
Beginning of period	1,153,869	503,424	468,537	676,378	1,588,111	1,353,884	496,372

End of period	$1,158,148	$512,401	$619,708	$682,422	$1,492,220	$1,672,742	$462,985

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Janus Henderson VIT Global Research Portfolio, Institutional Shares	Janus Henderson VIT Overseas Portfolio, Service Shares	MFS VIT Utilities Series, Initial Class	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged), Administrative Class	ProFund VP Bear	ProFund VP Rising Rates Opportunity	ProFund VP UltraBull

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(4,778)	$(510)	$1,394	$1,475	$615	$200	$(5,259)
Net realized gain (loss) on investments	51,851	9,538	7,007	(11,999)	(478)	3,064	3,303
Change in net unrealized appreciation (depreciation) on investments	104,477	10,992	12,101	9,316	(1,648)	(2,229)	231,120

Net increase (decrease) in net assets resulting from operations	151,550	20,020	20,502	(1,208)	(1,511)	1,035	229,164

CONTRACT TRANSACTIONS:
Contract owners’ net payments	5,578	147	-	28	-	-	-
Contract maintenance charges	-	(99)	(26)	(16)	-	(1)	(40)
Contract owners’ benefits	(38,468)	(20,300)	(1,744)	(20,426)	(165)	(7)	(82,666)
Net transfers (to) from the Company and/or Subaccounts	(8,486)	(57,415)	(1)	(8,253)	-	(2)	(2,897)

Increase (decrease) in net assets resulting from Contract transactions	(41,376)	(77,667)	(1,771)	(28,667)	(165)	(10)	(85,603)

Total increase (decrease) in net assets	110,174	(57,647)	18,731	(29,875)	(1,676)	1,025	143,561

NET ASSETS:
Beginning of period	700,627	377,294	210,080	75,532	10,307	5,901	622,979

End of period	$810,801	$319,647	$228,811	$45,657	$8,631	$6,926	$766,540

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Concluded)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2025

1.	ORGANIZATION

The MONY Variable Account A (the “Separate Account”), a segregated unit investment trust registered under the Investment Company Act of 1940, as amended, was established by MONY Life Insurance Company, and exists in accordance with the regulations of the Department of Financial Services of the State of New York. MONY Life Insurance Company was acquired by AXA Financial, Inc., which made MONY Life Insurance Company a wholly owned subsidiary of AXA Financial, Inc. MONY Life Insurance Company was later acquired by Protective Life Insurance Company, which made MONY Life Insurance Company a wholly owned subsidiary of Protective Life Insurance Company. Protective Life Insurance Company (the “Company”) is a wholly owned subsidiary of Protective Life Corporation (“PLC”). PLC is a wholly owned subsidiary of Dai-ichi Life International Holding, LLC, a godo kaisha organized under the laws of Japan.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable annuity contracts (the “Contracts”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable annuity Contracts; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account’s value at any time is allocated among Contract owners based on the number and value of their accumulation units representing their interest in the Subaccounts of the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

The Separate Account has identified the Chief Product Officer – Retirement Division as the chief operating decision maker (“CODM”). The Separate Account is comprised of multiple Subaccounts, each of which constitutes an operating segment. The CODM uses significant performance measures of the Subaccounts, such as the total return ratio, investment income ratio, and expense ratio to make operational decisions for the Separate Account. Segment assets are reflected on the Statements of Assets and Liabilities as Total assets, and significant segment expenses are listed on the Statements of Operations.

Contract owners may allocate some or all of the applicable net payments or transfer some or all of the Contract value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company’s general liabilities from business operations.

Contract owners’ net payments are allocated to the Subaccounts in accordance with Contract owner instructions and are recorded as Contract owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Contract values under the Contracts. New Contracts are no longer being sold under the products in the Separate Account, but owners of existing Contracts may make additional deposits.

The following is a list of the variable annuity products funded by the Separate Account:

MONY C VA
MONY Custom Master
MONY L VA
MONY MONYMaster I
MONY MONYMaster II
MONY VA
MONY ValueMaster

For the years or periods ended December 31, 2025 and 2024, the Separate Account offered up to 63 available Subaccount investment options, as follows:

1290 VT Equity Income Portfolio, Class IA (a)

1290 VT Equity Income Portfolio, Class IB (a)

1290 VT GAMCO Mergers & Acquisitions Portfolio, Class IB

1290 VT GAMCO Small Company Value Portfolio, Class IB

1290 VT Socially Responsible Portfolio, Class IA (a)

1290 VT Socially Responsible Portfolio, Class IB (a)

BNY Mellon Stock Index Fund, Inc., Initial Shares

EQ/AB Small Cap Growth Portfolio, Class IA (a)

EQ/AB Small Cap Growth Portfolio, Class IB (a)

EQ/Aggressive Allocation Portfolio, Class IB

EQ/All Asset Growth Allocation Portfolio, Class IB

EQ/Capital Group Research Portfolio, Class IA (a)

EQ/Capital Group Research Portfolio, Class IB (a)

EQ/Conservative Allocation Portfolio, Class IB

EQ/Conservative-Plus Allocation Portfolio, Class IB

EQ/Core Bond Index Portfolio, Class IA (a)

EQ/Core Bond Index Portfolio, Class IB (a)

EQ/Core Plus Bond Portfolio, Class IA

EQ/Global Equity Managed Volatility Portfolio, Class IA (a)

EQ/Global Equity Managed Volatility Portfolio, Class IB (a)

EQ/Intermediate Government Bond Portfolio, Class IA

EQ/Janus Enterprise Portfolio, Class IA (a)

EQ/Janus Enterprise Portfolio, Class IB (a)

EQ/JPMorgan Growth Stock Portfolio, Class IB

EQ/Large Cap Growth Managed Volatility Portfolio, Class IB

EQ/Large Cap Value Index Portfolio, Class IA (a)

EQ/Large Cap Value Index Portfolio, Class IB (a)

EQ/Large Cap Value Managed Volatility Portfolio, Class IA (a)

EQ/Large Cap Value Managed Volatility Portfolio, Class IB (a)

EQ/Loomis Sayles Growth Portfolio, Class IB

EQ/MFS International Growth Portfolio, Class IB

EQ/Mid Cap Index Portfolio, Class IA (a)

EQ/Mid Cap Index Portfolio, Class IB (a)

EQ/Mid Cap Value Managed Volatility Portfolio, Class IA (a)

EQ/Mid Cap Value Managed Volatility Portfolio, Class IB (a)

EQ/Moderate Allocation Portfolio, Class IB

EQ/Moderate-Plus Allocation Portfolio, Class IB

EQ/Money Market Portfolio, Class IA

EQ/Morgan Stanley Small Cap Growth Portfolio, Class IB

EQ/PIMCO Ultra Short Bond Portfolio, Class IB

EQ/Quality Bond PLUS Portfolio, Class IB

EQ/Small Company Index Portfolio, Class IA (a)

EQ/Small Company Index Portfolio, Class IB (a)

EQ/Value Equity Portfolio, Class IB

Fidelity VIP Contrafund Portfolio, Service Class

Franklin Income VIP Fund, Class 2

Franklin Rising Dividends VIP Fund, Class 2

Invesco V.I. Diversified Dividend Fund, Series I

Invesco V.I. Global Core Equity Fund, Series I

Invesco V.I. Global Fund, Series II

Invesco V.I. Health Care Fund, Series I

Invesco V.I. Technology Fund, Series I

Janus Henderson VIT Balanced Portfolio, Institutional Shares

Janus Henderson VIT Enterprise Portfolio, Institutional Shares

Janus Henderson VIT Forty Portfolio, Institutional Shares

Janus Henderson VIT Forty Portfolio, Service Shares

Janus Henderson VIT Global Research Portfolio, Institutional Shares

Janus Henderson VIT Overseas Portfolio, Service Shares

MFS VIT Utilities Series, Initial Class

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged), Administrative Class

ProFund VP Bear

ProFund VP Rising Rates Opportunity

ProFund VP UltraBull

(a) See Subaccount Changes table below

Subaccount Changes: Trading Commencement

During 2024, the following Subaccount commenced trading:

Subaccount Name	Date Trading Commenced
1290 VT Equity Income Portfolio, Class IB	June 21, 2024
1290 VT Socially Responsible Portfolio, Class IB	June 21, 2024
EQ/AB Small Cap Growth Portfolio, Class IB	June 21, 2024
EQ/Capital Group Research Portfolio, Class IB	June 21, 2024
EQ/Core Bond Index Portfolio, Class IB	June 21, 2024
EQ/Global Equity Managed Volatility Portfolio, Class IB	June 21, 2024
EQ/Janus Enterprise Portfolio, Class IB	June 21, 2024
EQ/Large Cap Value Index Portfolio, Class IB	June 21, 2024
EQ/Large Cap Value Managed Volatility Portfolio, Class IB	June 21, 2024
EQ/Mid Cap Index Portfolio, Class IB	June 21, 2024
EQ/Mid Cap Value Managed Volatility Portfolio, Class IB	June 21, 2024
EQ/Small Company Index Portfolio, Class IB	June 21, 2024

Subaccount Changes: Mergers

During 2024, the following Subaccounts were merged:

Original Subaccount	Merged Into	Date of Merger
1290 VT Equity Income Portfolio, Class IA	1290 VT Equity Income Portfolio, Class IB	June 21, 2024
1290 VT Socially Responsible Portfolio, Class IA	1290 VT Socially Responsible Portfolio, Class IB	June 21, 2024
EQ/AB Small Cap Growth Portfolio, Class IA	EQ/AB Small Cap Growth Portfolio, Class IB	June 21, 2024
EQ/Capital Group Research Portfolio, Class IA	EQ/Capital Group Research Portfolio, Class IB	June 21, 2024
EQ/Core Bond Index Portfolio, Class IA	EQ/Core Bond Index Portfolio, Class IB	June 21, 2024
EQ/Global Equity Managed Volatility Portfolio, Class IA	EQ/Global Equity Managed Volatility Portfolio, Class IB	June 21, 2024
EQ/Janus Enterprise Portfolio, Class IA	EQ/Janus Enterprise Portfolio, Class IB	June 21, 2024
EQ/Large Cap Value Index Portfolio, Class IA	EQ/Large Cap Value Index Portfolio, Class IB	June 21, 2024
EQ/Large Cap Value Managed Volatility Portfolio, Class IA	EQ/Large Cap Value Managed Volatility Portfolio, Class IB	June 21, 2024
EQ/Mid Cap Index Portfolio, Class IA	EQ/Mid Cap Index Portfolio, Class IB	June 21, 2024
EQ/Mid Cap Value Managed Volatility Portfolio, Class IA	EQ/Mid Cap Value Managed Volatility Portfolio, Class IB	June 21, 2024
EQ/Small Company Index Portfolio, Class IA	EQ/Small Company Index Portfolio, Class IB	June 21, 2024

The financial statements are presented based on the periods noted in the above Subaccount Changes tables which may result in the exclusion from certain financial statements.

Each product within the Separate Account is unique; as such, all Subaccounts available for investment within the Separate Account may not be available for investment under each product.

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies”.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Contracts and the fund manager

Receivables and payables from (to) the Contracts and the fund manager include trading activity initiated at the Contract level from the last business day of the year that has not yet been settled with the fund manager.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with the Subaccounts’ designated reinvestment dates.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Contracts in the annuity period

Net assets allocated to Contracts in the annuity period are computed according to the Annuity 2000 Mortality Table with an assumed investment return of 5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company for the calculated or excess differential. Any adjustments to these amounts are reflected in net transfers (to) from the Company and/or Subaccounts on the Statements of Changes in Net Assets of the applicable Subaccounts.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using a weighted average cost basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and/or Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Contracts, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2025. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Contracts.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and notes of the underlying Subaccounts identified in note 1, Organization.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended (as designated in note 1, Organization, if applicable) December 31, 2025 were as follows:

Subaccount	Purchases	Sales

1290 VT Equity Income Portfolio, Class IB	$59,695	$78,928
1290 VT GAMCO Mergers & Acquisitions Portfolio, Class IB	7,826	9,274
1290 VT GAMCO Small Company Value Portfolio, Class IB	1,003,981	2,325,010
1290 VT Socially Responsible Portfolio, Class IB	46,551	117,016
BNY Mellon Stock Index Fund, Inc., Initial Shares	212,974	249,006
EQ/AB Small Cap Growth Portfolio, Class IB	22,144	45,815
EQ/Aggressive Allocation Portfolio, Class IB	83,162	58,469
EQ/All Asset Growth Allocation Portfolio, Class IB	533,160	1,648,288
EQ/Capital Group Research Portfolio, Class IB	312,027	383,378
EQ/Conservative Allocation Portfolio, Class IB	3,244	584
EQ/Conservative-Plus Allocation Portfolio, Class IB	35,192	8,363
EQ/Core Bond Index Portfolio, Class IB	205,140	122,662
EQ/Core Plus Bond Portfolio, Class IA	6,231	30,902
EQ/Global Equity Managed Volatility Portfolio, Class IB	40,177	35,165
EQ/Intermediate Government Bond Portfolio, Class IA	9,031	28,341
EQ/Janus Enterprise Portfolio, Class IB	120,099	238,966
EQ/JPMorgan Growth Stock Portfolio, Class IB	1,127,257	1,059,726
EQ/Large Cap Growth Managed Volatility Portfolio, Class IB	196,798	178,690
EQ/Large Cap Value Index Portfolio, Class IB	176,455	302,952
EQ/Large Cap Value Managed Volatility Portfolio, Class IB	20,074	34,712
EQ/Loomis Sayles Growth Portfolio, Class IB	584,054	789,299
EQ/MFS International Growth Portfolio, Class IB	147,184	158,807
EQ/Mid Cap Index Portfolio, Class IB	42,235	59,991
EQ/Mid Cap Value Managed Volatility Portfolio, Class IB	151,325	135,096
EQ/Moderate Allocation Portfolio, Class IB	31,208	341,308
EQ/Moderate-Plus Allocation Portfolio, Class IB	46,750	23,859
EQ/Money Market Portfolio, Class IA	377,380	1,478,297
EQ/Morgan Stanley Small Cap Growth Portfolio, Class IB	52,481	132,305
EQ/PIMCO Ultra Short Bond Portfolio, Class IB	94,802	10,445
EQ/Quality Bond PLUS Portfolio, Class IB	8,661	40,041
EQ/Small Company Index Portfolio, Class IB	23,294	32,655
EQ/Value Equity Portfolio, Class IB	24,602	182,757
Fidelity VIP Contrafund Portfolio, Service Class	442,300	408,233
Franklin Income VIP Fund, Class 2	59,043	186,841
Franklin Rising Dividends VIP Fund, Class 2	71,612	162,889
Invesco V.I. Diversified Dividend Fund, Series I	27,530	5,065
Invesco V.I. Global Core Equity Fund, Series I	6,879	14,988
Invesco V.I. Global Fund, Series II	209,707	194,626
Invesco V.I. Health Care Fund, Series I	23,423	27,642
Invesco V.I. Technology Fund, Series I	76,426	14,894
Janus Henderson VIT Balanced Portfolio, Institutional Shares	30,117	320,005
Janus Henderson VIT Enterprise Portfolio, Institutional Shares	149,738	217,632
Janus Henderson VIT Forty Portfolio, Institutional Shares	213,013	153,752
Janus Henderson VIT Forty Portfolio, Service Shares	69,527	15,314
Janus Henderson VIT Global Research Portfolio, Institutional Shares	91,696	134,582

Subaccount	Purchases	Sales

Janus Henderson VIT Overseas Portfolio, Service Shares	$4,759	$25,106
MFS VIT Utilities Series, Initial Class	22,339	31,729
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged), Administrative Class	2,178	3,202
ProFund VP Bear	230	272
ProFund VP Rising Rates Opportunity	769	95
ProFund VP UltraBull	110,203	82,549

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended (as designated in note 1, Organization, if applicable) December 31, 2025 and 2024 were as follows:

	2025			2024
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

1290 VT Equity Income Portfolio, Class IA	-	-	-	-	307	(307)
1290 VT Equity Income Portfolio, Class IB	231	2,251	(2,020)	1,725	5,325	(3,600)
1290 VT GAMCO Mergers & Acquisitions Portfolio, Class IB	41	380	(339)	-	158	(158)
1290 VT GAMCO Small Company Value Portfolio, Class IB	3,292	14,664	(11,372)	1,862	19,395	(17,533)
1290 VT Socially Responsible Portfolio, Class IA	-	-	-	219	19,971	(19,752)
1290 VT Socially Responsible Portfolio, Class IB	817	9,685	(8,868)	53,267	1,992	51,275
BNY Mellon Stock Index Fund, Inc., Initial Shares	968	4,944	(3,976)	910	8,726	(7,816)
EQ/AB Small Cap Growth Portfolio, Class IA	-	-	-	303	6,268	(5,965)
EQ/AB Small Cap Growth Portfolio, Class IB	6	995	(989)	5,960	35	5,925
EQ/Aggressive Allocation Portfolio, Class IB	2,753	2,658	95	1,299	784	515
EQ/All Asset Growth Allocation Portfolio, Class IB	753	17,198	(16,445)	1,040	16,718	(15,678)
EQ/Capital Group Research Portfolio, Class IA	-	-	-	422	72,819	(72,397)
EQ/Capital Group Research Portfolio, Class IB	828	6,809	(5,981)	70,558	9,413	61,145
EQ/Conservative Allocation Portfolio, Class IB	64	1	63	-	4,299	(4,299)
EQ/Conservative-Plus Allocation Portfolio, Class IB	55	185	(130)	-	602	(602)
EQ/Core Bond Index Portfolio, Class IA	-	-	-	746	126,045	(125,299)
EQ/Core Bond Index Portfolio, Class IB	12,781	8,314	4,467	103,887	4,950	98,937
EQ/Core Plus Bond Portfolio, Class IA	9	2,048	(2,039)	9	431	(422)
EQ/Global Equity Managed Volatility Portfolio, Class IA	-	-	-	253	7,592	(7,339)
EQ/Global Equity Managed Volatility Portfolio, Class IB	1	569	(568)	7,274	699	6,575
EQ/Intermediate Government Bond Portfolio, Class IA	129	1,770	(1,641)	178	14,028	(13,850)
EQ/Janus Enterprise Portfolio, Class IA	-	-	-	224	20,099	(19,875)
EQ/Janus Enterprise Portfolio, Class IB	1,164	4,318	(3,154)	19,571	4,637	14,934
EQ/JPMorgan Growth Stock Portfolio, Class IB	1,358	9,060	(7,702)	764	15,143	(14,379)
EQ/Large Cap Growth Managed Volatility Portfolio, Class IB	747	3,034	(2,287)	285	2,813	(2,528)
EQ/Large Cap Value Index Portfolio, Class IA	-	-	-	2,387	44,551	(42,164)
EQ/Large Cap Value Index Portfolio, Class IB	2,347	7,548	(5,201)	41,574	3,638	37,936
EQ/Large Cap Value Managed Volatility Portfolio, Class IA	-	-	-	28	9,501	(9,473)
EQ/Large Cap Value Managed Volatility Portfolio, Class IB	22	1,122	(1,100)	9,493	5,855	3,638
EQ/Loomis Sayles Growth Portfolio, Class IB	2,163	12,126	(9,963)	3,696	23,178	(19,482)
EQ/MFS International Growth Portfolio, Class IB	253	5,518	(5,265)	365	13,343	(12,978)
EQ/Mid Cap Index Portfolio, Class IA	-	-	-	324	17,285	(16,961)

	2025				2024
Subaccount	Units Issued		Units Redeemed	Net Increase (Decrease)	Units Issued		Units Redeemed	Net Increase (Decrease)

EQ/Mid Cap Index Portfolio, Class IB	107		1,171	(1,064)	16,374		3,264	13,110
EQ/Mid Cap Value Managed Volatility Portfolio, Class IA	-		-	-	678		48,447	(47,769)
EQ/Mid Cap Value Managed Volatility Portfolio, Class IB	977		3,235	(2,258)	45,408		3,621	41,787
EQ/Moderate Allocation Portfolio, Class IB	-		20,932	(20,932)	-		794	(794)
EQ/Moderate-Plus Allocation Portfolio, Class IB	0	*	985	(985)	-		266	(266)
EQ/Money Market Portfolio, Class IA	32,499		142,448	(109,949)	176,172		96,326	79,846
EQ/Morgan Stanley Small Cap Growth Portfolio, Class IB	2,840		7,179	(4,339)	321		13,321	(13,000)
EQ/PIMCO Ultra Short Bond Portfolio, Class IB	6,849		629	6,220	-		1,965	(1,965)
EQ/Quality Bond PLUS Portfolio, Class IB	85		2,194	(2,109)	177		2,100	(1,923)
EQ/Small Company Index Portfolio, Class IA	-		-	-	0	*	5,428	(5,428)
EQ/Small Company Index Portfolio, Class IB	208		628	(420)	5,386		1,485	3,901
EQ/Value Equity Portfolio, Class IB	91		5,933	(5,842)	316		983	(667)
Fidelity VIP Contrafund Portfolio, Service Class	387		5,664	(5,277)	392		5,075	(4,683)
Franklin Income VIP Fund, Class 2	100		5,521	(5,421)	1,446		3,277	(1,831)
Franklin Rising Dividends VIP Fund, Class 2	-		2,692	(2,692)	714		3,166	(2,452)
Invesco V.I. Diversified Dividend Fund, Series I	-		60	(60)	-		882	(882)
Invesco V.I. Global Core Equity Fund, Series I	-		557	(557)	507		753	(246)
Invesco V.I. Global Fund, Series II	92		3,185	(3,093)	278		3,066	(2,788)
Invesco V.I. Health Care Fund, Series I	48		566	(518)	47		178	(131)
Invesco V.I. Technology Fund, Series I	-		115	(115)	52		59	(7)
Janus Henderson VIT Balanced Portfolio, Institutional Shares	2		7,045	(7,043)	261		2,357	(2,096)
Janus Henderson VIT Enterprise Portfolio, Institutional Shares	1,056		5,795	(4,739)	547		10,117	(9,570)
Janus Henderson VIT Forty Portfolio, Institutional Shares	166		2,119	(1,953)	201		933	(732)
Janus Henderson VIT Forty Portfolio, Service Shares	34		82	(48)	662		2,389	(1,727)
Janus Henderson VIT Global Research Portfolio, Institutional Shares	684		5,846	(5,162)	555		2,812	(2,257)
Janus Henderson VIT Overseas Portfolio, Service Shares	2		540	(538)	635		2,869	(2,234)
MFS VIT Utilities Series, Initial Class	171		379	(208)	-		31	(31)
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged), Administrative Class	2		138	(136)	532		2,099	(1,567)
ProFund VP Bear	-		295	(295)	-		268	(268)
ProFund VP Rising Rates Opportunity	-		4	(4)	-		4	(4)
ProFund VP UltraBull	-		629	(629)	-		937	(937)

* The Subaccount has units that round to less than one.

Note: Units may not appear to foot/crossfoot due to rounding.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by the Subaccount from either the net unit value or from the Contract as a redemption of units. Fees and charges may vary based on factors such as the product purchased, optional benefits chosen, benefit base, asset base, death benefit option elected, a Contract’s total asset value, age of Contract, surrender amount, if a surrender is requested during the period specified, Subaccounts selected, transaction amount, and/or transaction frequency. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Contracts in accordance with the terms which govern each annuity, as set forth in the Contract.

The minimum and maximum Contract expenses offered by the Company may not directly equate to the minimum and maximum expenses by Subaccount in the Financial Hightlights footnote as Contract owners across all products offered may not have invested in all available products during the current year.

Expense Type	Range
Mortality and Expense Risk Fee
This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as Mortality and expense risk in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 1.20% - 3.15% of the average daily net assets of the Subaccounts

Deductions for Premium Taxes
This deduction is to comply with any applicable state premium and/or retaliatory taxes. The mandated amount is deducted from the payment when it is received which in turn reduces Contract owners’ net payments on the Statements of Changes in Net Assets.	0% - 3.5% of each payment, if applicable

Annual Contract Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. The charge is deducted annually, assessed through a redemption of units, and recorded as Contract maintenance charges in the Statements of Changes in Net Assets.	$0 - $50 annually

Loan Interest Rate Spread
The loan interest rate spread is the difference between the amount of interest charged on loan balances and the amount of interest credited to amounts held in the loan account that secures the loans. The deduction is withdrawn annually, assessed through a redemption of units, and recorded as Contract owners’ benefits within the Statements of Changes in Net Assets.	2.5% of the loan balance

Surrender Charge
This charge is assessed to reimburse the Company for the costs incurred when processing full or partial surrenders that are requested during the period specified in the variable annuity. The charge is deducted at surrender, assessed through a redemption of units, and recorded as Contract owners’ benefits within the Statements of Changes in Net Assets.	0.00% - 8.00% of amount surrendered

Expense Type	Range
Transfer Charge

Currently there is no charge assessed for transfers; however, the Company has reserved the right to charge for transfers as reimbursement for costs incurred when transferring funds. The charge would be deducted upon transfer, assessed through a redemption of units, and recorded as Contract owners’ benefits within the Statements of Changes in Net Assets.

$0 - $25 per transfer, after the first 12 transfers in any Contract year

The Company offers a loan privilege to certain contract owners. Such contract owners may obtain loans using the Contract’s value as the only security for the loan. Loans are subject to provisions of The Internal Revenue Code of 1986, as amended, and to applicable retirement program rules.

6.	FINANCIAL HIGHLIGHTS

The Company sold a number of variable annuity products that are funded by the Separate Account. These products have unique combinations of features and expenses that are charged against the Contract owner’s account. Differences in the expense structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which products offered by the Company and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum Contract expenses offered by the Company, as Contract owners may not have selected all available and applicable Contract options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable annuity Contracts, investment income ratios, the expense ratios, excluding expenses of the underlying Subaccounts, and total returns for each of the five years or periods ended December 31, 2025 is as follows:

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

1290 VT Equity Income Portfolio, Class IA
2024	-		$-	$-	$-	0.00%	1.25%	1.25%	4.95%	4.95%
2023	0	*	26.47	26.47	8	2.16%	1.25%	1.25%	4.11%	4.11%
2022	0	*	25.43	25.43	8	1.81%	1.25%	1.25%	1.81%	1.81%
2021	0	*	24.98	24.98	8	1.59%	1.25%	1.25%	24.82%	24.82%
1290 VT Equity Income Portfolio, Class IB
2025	14		39.84	35.25	508	2.08%	1.20%	2.37%	11.59%	10.29%
2024	16		35.70	31.96	515	1.83%	1.20%	2.37%	8.48%	7.22%
2023	19		32.91	29.81	613	2.00%	1.20%	2.37%	4.16%	2.95%
2022	21		31.59	28.95	646	1.75%	1.20%	2.37%	1.86%	0.68%
2021	22		31.02	28.76	668	1.51%	1.20%	2.37%	24.88%	23.43%
1290 VT GAMCO Mergers & Acquisitions Portfolio, Class IB
2025	5		23.20	21.81	121	2.95%	1.20%	1.45%	14.54%	14.25%
2024	5		20.25	19.09	112	1.86%	1.20%	1.45%	7.75%	7.48%
2023	6		18.80	17.76	107	1.79%	1.20%	1.45%	8.22%	7.95%
2022	6		17.37	16.45	108	0.32%	1.20%	1.45%	(7.14)%	(7.37)%
2021	6		18.70	17.76	117	0.65%	1.20%	1.45%	9.78%	10.06%

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

1290 VT GAMCO Small Company Value Portfolio, Class IB
2025	79		$87.96	$65.97	$10,791	0.60%	1.20%	2.37%	11.48%	10.18%
2024	90		78.90	59.87	11,520	0.56%	1.20%	2.37%	10.24%	8.95%
2023	108		71.57	54.95	12,361	0.60%	1.20%	2.37%	19.61%	18.22%
2022	124		59.84	46.48	12,270	0.48%	1.20%	2.37%	(11.73)%	(12.76)%
2021	134		67.79	53.28	15,521	0.64%	1.20%	2.37%	22.21%	23.64%
1290 VT Socially Responsible Portfolio, Class IA
2024	-		-	-	-	0.00%	1.35%	1.35%	14.18%	14.18%
2023	20		23.37	23.37	461	0.74%	1.35%	1.35%	25.80%	25.80%
2022	20		18.57	18.57	376	0.57%	1.35%	1.35%	(23.13)%	(23.13)%
2021	22		24.16	24.16	522	0.50%	1.35%	1.35%	28.57%	28.57%
1290 VT Socially Responsible Portfolio, Class IB
2025	42		12.18	48.56	520	0.34%	1.35%	1.45%	15.65%	15.53%
2024	51		10.54	42.03	543	0.82%	1.35%	1.45%	5.13%	19.92%
2023	0	*	35.05	35.05	3	0.27%	1.45%	1.45%	25.67%	25.67%
2022	1		27.89	27.89	15	0.61%	1.45%	1.45%	(23.23)%	(23.23)%
2021	1		36.33	36.33	19	0.39%	1.45%	1.45%	28.44%	28.44%
BNY Mellon Stock Index Fund, Inc., Initial Shares
2025	56		48.24	48.24	2,686	1.03%	1.35%	1.35%	15.96%	15.96%
2024	60		41.60	41.60	2,482	1.15%	1.35%	1.35%	22.98%	22.98%
2023	67		33.83	33.83	2,282	1.42%	1.35%	1.35%	24.25%	24.25%
2022	74		27.23	27.23	2,009	1.27%	1.35%	1.35%	(19.41)%	(19.41)%
2021	84		33.79	33.79	2,835	1.13%	1.35%	1.35%	26.69%	26.69%
EQ/AB Small Cap Growth Portfolio, Class IA
2024	-		-	-	-	0.00%	1.20%	2.37%	2.81%	2.23%
2023	6		37.26	34.82	227	0.24%	1.20%	2.37%	16.33%	14.98%
2022	6		32.03	30.28	208	0.11%	1.20%	2.37%	(29.31)%	(30.13)%
2021	7		45.31	43.34	316	0.00%	1.20%	2.37%	10.27%	11.57%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

EQ/AB Small Cap Growth Portfolio, Class IB
2025	5	$45.26	$41.31	$227	0.14%	1.20%	2.37%	7.94%	6.68%
2024	6	41.93	38.73	253	0.28%	1.20%	2.37%	9.47%	8.80%
EQ/Aggressive Allocation Portfolio, Class IB
2025	9	22.34	22.91	217	1.43%	1.20%	1.45%	3.88%	11.31%
2024	9	21.50	20.58	193	2.40%	1.20%	1.45%	12.37%	12.09%
2023	9	19.13	18.36	162	1.40%	1.20%	1.45%	17.03%	16.74%
2022	9	16.35	15.73	138	0.71%	1.20%	1.45%	(19.33)%	(19.53)%
2021	11	20.27	19.54	225	3.92%	1.20%	1.45%	15.49%	15.78%
EQ/All Asset Growth Allocation Portfolio, Class IB
2025	98	26.63	27.16	6,579	2.02%	1.20%	1.45%	15.80%	15.51%
2024	114	22.99	23.51	7,084	2.18%	1.20%	1.45%	9.83%	9.56%
2023	130	20.93	21.46	7,569	1.79%	1.20%	1.45%	12.80%	12.52%
2022	144	18.56	19.07	7,603	1.15%	1.20%	1.45%	(15.49)%	(15.70)%
2021	163	21.96	22.63	10,542	3.84%	1.20%	1.45%	9.33%	9.60%
EQ/Capital Group Research Portfolio, Class IA
2024	-	-	-	-	0.00%	1.20%	1.45%	15.29%	15.15%
2023	72	55.26	49.70	2,775	0.34%	1.20%	1.45%	21.53%	21.22%
2022	78	45.47	41.00	2,463	0.15%	1.20%	1.45%	(19.93)%	(20.13)%
2021	85	56.79	51.33	3,322	0.00%	1.20%	1.45%	21.29%	21.60%
EQ/Capital Group Research Portfolio, Class IB
2025	55	83.95	75.13	3,259	0.44%	1.20%	1.45%	18.40%	18.11%
2024	61	70.90	63.61	3,034	1.56%	1.20%	1.45%	11.30%	11.15%
EQ/Conservative Allocation Portfolio, Class IB
2025	3	13.52	12.91	46	3.12%	1.20%	1.45%	6.21%	5.94%
2024	3	12.73	12.18	43	1.68%	1.20%	1.45%	3.38%	3.12%
2023	8	12.31	11.81	94	2.30%	1.20%	1.45%	6.67%	6.40%
2022	8	11.54	11.10	95	1.41%	1.20%	1.45%	(13.64)%	(13.85)%
2021	8	13.37	12.89	110	1.37%	1.20%	1.45%	1.23%	1.48%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

EQ/Conservative-Plus Allocation Portfolio, Class IB
2025	29	$15.98	$15.40	$463	2.59%	1.25%	1.45%	7.68%	7.46%
2024	29	14.84	13.16	432	2.76%	1.25%	1.72%	5.69%	1.28%
2023	30	14.05	12.99	417	2.07%	1.25%	1.72%	9.55%	9.04%
2022	30	12.82	11.92	382	1.38%	1.25%	1.72%	(15.61)%	(16.01)%
2021	24	15.19	14.19	370	2.15%	1.25%	1.72%	4.91%	5.41%
EQ/Core Bond Index Portfolio, Class IA
2024	-	-	-	-	0.00%	1.20%	2.37%	(0.17)%	(0.73)%
2023	125	13.65	9.04	1,516	1.98%	1.20%	2.37%	3.31%	2.12%
2022	142	13.22	8.86	1,673	1.58%	1.20%	2.37%	(9.83)%	(10.88)%
2021	146	14.66	9.94	1,904	1.28%	1.20%	2.37%	(4.39)%	(3.26)%
EQ/Core Bond Index Portfolio, Class IB
2025	103	14.53	9.40	1,351	3.16%	1.20%	2.37%	5.13%	3.91%
2024	99	13.82	9.05	1,231	2.40%	1.20%	2.37%	1.37%	0.75%
EQ/Core Plus Bond Portfolio, Class IA
2025	8	14.72	11.34	121	4.69%	1.20%	1.77%	7.16%	6.55%
2024	10	13.74	10.64	141	5.00%	1.20%	1.77%	(1.87)%	(2.43)%
2023	11	14.00	10.91	149	2.28%	1.20%	1.77%	3.28%	2.70%
2022	12	13.55	10.62	159	2.08%	1.20%	1.77%	(13.97)%	(14.46)%
2021	16	15.75	12.42	246	1.25%	1.20%	1.77%	(3.41)%	(2.86)%
EQ/Global Equity Managed Volatility Portfolio, Class IA
2024	-	-	-	-	0.00%	1.20%	1.77%	9.90%	9.60%
2023	7	50.04	46.71	358	0.87%	1.20%	1.77%	19.89%	19.21%
2022	8	41.74	39.18	319	0.32%	1.20%	1.77%	(21.89)%	(22.33)%
2021	8	53.43	50.45	412	0.86%	1.20%	1.77%	13.86%	14.51%
EQ/Global Equity Managed Volatility Portfolio, Class IB
2025	6	65.54	60.49	381	0.84%	1.20%	1.77%	17.71%	17.05%
2024	7	55.68	51.68	355	1.19%	1.20%	1.77%	1.25%	0.95%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

EQ/Intermediate Government Bond Portfolio, Class IA
2025	17	$12.15	$10.20	$240	2.96%	1.20%	1.77%	4.26%	3.67%
2024	19	11.65	9.84	254	1.91%	1.20%	1.77%	1.17%	0.60%
2023	33	11.52	9.78	462	2.36%	1.20%	1.77%	2.64%	2.06%
2022	43	11.22	9.58	581	0.87%	1.20%	1.77%	(8.74)%	(9.26)%
2021	49	12.30	10.56	720	0.68%	1.20%	1.77%	(3.85)%	(3.30)%
EQ/Janus Enterprise Portfolio, Class IA
2024	-	-	-	-	0.00%	1.20%	2.37%	4.26%	3.68%
2023	20	30.58	32.21	856	0.03%	1.20%	2.37%	15.63%	14.29%
2022	24	26.45	28.18	884	0.00%	1.20%	2.37%	(17.56)%	(18.52)%
2021	25	32.08	34.59	1,140	0.09%	1.20%	2.37%	14.10%	15.45%
EQ/Janus Enterprise Portfolio, Class IB
2025	12	36.82	37.88	645	0.00%	1.20%	2.37%	6.77%	5.53%
2024	15	34.49	35.90	768	0.01%	1.20%	2.37%	8.16%	7.50%
EQ/JPMorgan Growth Stock Portfolio, Class IB
2025	67	256.97	48.66	6,578	0.00%	1.25%	1.35%	13.33%	13.21%
2024	75	226.75	42.98	6,592	0.00%	1.25%	1.35%	32.11%	31.98%
2023	89	171.64	32.56	6,071	0.00%	1.25%	1.35%	44.51%	44.37%
2022	102	118.77	22.56	4,816	0.00%	1.25%	1.35%	(39.40)%	(39.46)%
2021	112	195.99	37.26	8,928	0.00%	1.25%	1.35%	12.30%	12.41%
EQ/Large Cap Growth Managed Volatility Portfolio, Class IB
2025	19	58.37	58.37	1,127	0.10%	1.35%	1.35%	9.58%	9.58%
2024	22	53.26	53.26	1,151	0.34%	1.35%	1.35%	28.36%	28.36%
2023	24	41.50	41.50	1,001	0.41%	1.35%	1.35%	37.13%	37.13%
2022	27	30.26	30.26	812	0.06%	1.35%	1.35%	(31.51)%	(31.51)%
2021	32	44.18	44.18	1,409	0.00%	1.35%	1.35%	22.71%	22.71%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

EQ/Large Cap Value Index Portfolio, Class IA
2024	-	$-	$-	$-	0.00%	1.20%	2.37%	5.89%	5.30%
2023	42	32.50	27.79	1,337	1.57%	1.20%	2.37%	9.41%	8.14%
2022	46	29.70	25.69	1,339	1.39%	1.20%	2.37%	(9.32)%	(10.37)%
2021	48	32.76	28.67	1,547	1.32%	1.20%	2.37%	21.37%	22.80%
EQ/Large Cap Value Index Portfolio, Class IB
2025	33	41.43	34.60	1,316	1.14%	1.20%	2.37%	13.63%	12.31%
2024	38	36.46	30.81	1,344	1.37%	1.20%	2.37%	5.94%	5.29%
EQ/Large Cap Value Managed Volatility Portfolio, Class IA
2024	-	-	-	-	0.00%	1.20%	1.45%	7.21%	7.08%
2023	9	24.18	24.94	337	1.62%	1.20%	1.45%	12.62%	12.34%
2022	10	21.47	22.20	322	1.24%	1.20%	1.45%	(12.64)%	(12.86)%
2021	11	24.58	25.48	371	0.98%	1.20%	1.45%	23.03%	23.34%
EQ/Large Cap Value Managed Volatility Portfolio, Class IB
2025	3	29.81	30.59	207	1.32%	1.20%	1.45%	9.32%	9.04%
2024	4	27.27	28.05	220	1.42%	1.20%	1.45%	5.18%	5.05%
EQ/Loomis Sayles Growth Portfolio, Class IB
2025	106	73.74	65.99	6,256	0.00%	1.20%	2.37%	11.75%	10.45%
2024	116	65.99	59.74	6,158	0.00%	1.20%	2.37%	32.16%	30.62%
2023	136	49.93	45.74	5,493	0.00%	1.20%	2.37%	42.03%	40.39%
2022	147	35.15	32.58	4,184	0.00%	1.20%	2.37%	(28.83)%	(29.66)%
2021	162	49.40	46.32	6,477	0.00%	1.20%	2.37%	13.46%	14.79%
EQ/MFS International Growth Portfolio, Class IB
2025	51	44.48	23.92	1,551	0.93%	1.25%	1.35%	19.45%	19.33%
2024	56	37.24	20.05	1,417	0.69%	1.25%	1.35%	7.42%	7.31%
2023	69	34.67	18.68	1,641	1.22%	1.25%	1.35%	12.97%	12.85%
2022	72	30.69	16.56	1,536	0.79%	1.25%	1.35%	(16.24)%	(16.32)%
2021	76	36.64	19.78	1,936	0.22%	1.25%	1.35%	7.96%	8.06%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

EQ/Mid Cap Index Portfolio, Class IA
2024	-	$-	$-	$-	0.00%	1.20%	2.37%	5.25%	4.67%
2023	17	42.24	34.31	676	0.96%	1.20%	2.37%	14.38%	13.05%
2022	19	36.93	30.35	670	0.90%	1.20%	2.37%	(14.63)%	(15.62)%
2021	21	43.26	35.97	859	0.61%	1.20%	2.37%	20.98%	22.41%
EQ/Mid Cap Index Portfolio, Class IB
2025	12	49.87	39.56	560	0.83%	1.20%	2.37%	5.56%	4.33%
2024	13	47.24	37.92	580	0.78%	1.20%	2.37%	6.25%	5.60%
EQ/Mid Cap Value Managed Volatility Portfolio, Class IA
2024	-	-	-	-	0.00%	1.20%	2.37%	2.67%	2.09%
2023	48	33.51	28.33	1,550	1.38%	1.20%	2.37%	11.85%	10.55%
2022	56	29.96	25.63	1,625	0.89%	1.20%	2.37%	(15.58)%	(16.56)%
2021	58	35.49	30.71	1,997	0.58%	1.20%	2.37%	24.42%	25.88%
EQ/Mid Cap Value Managed Volatility Portfolio, Class IB
2025	40	38.34	31.66	1,455	1.19%	1.20%	2.37%	3.70%	2.50%
2024	42	36.97	30.89	1,488	1.36%	1.20%	2.37%	7.46%	6.80%
EQ/Moderate Allocation Portfolio, Class IB
2025	18	17.20	15.62	300	1.47%	1.20%	1.72%	8.90%	8.34%
2024	39	15.79	14.41	598	2.71%	1.20%	1.72%	6.62%	6.06%
2023	40	14.81	13.59	572	1.82%	1.20%	1.72%	11.01%	10.44%
2022	52	13.34	12.31	674	1.20%	1.20%	1.72%	(16.47)%	(16.91)%
2021	54	15.97	14.81	836	2.60%	1.20%	1.72%	6.57%	7.12%
EQ/Moderate-Plus Allocation Portfolio, Class IB
2025	25	19.40	19.70	498	1.95%	1.20%	1.45%	3.56%	9.90%
2024	26	18.73	17.93	471	2.46%	1.20%	1.45%	9.44%	9.17%
2023	26	17.12	16.42	435	1.34%	1.20%	1.45%	13.95%	13.67%
2022	38	15.02	14.45	558	0.99%	1.20%	1.45%	(18.04)%	(18.25)%
2021	40	18.33	17.67	710	3.45%	1.20%	1.45%	11.05%	11.33%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

EQ/Money Market Portfolio, Class IA
2025	73	$10.62	$8.37	$728	3.65%	1.20%	2.37%	2.35%	1.16%
2024	183	10.38	8.28	1,830	4.50%	1.20%	2.37%	3.42%	2.21%
2023	103	10.03	8.10	984	4.33%	1.20%	2.37%	3.21%	2.01%
2022	152	9.72	7.94	1,423	1.07%	1.20%	2.37%	(0.11)%	(1.26)%
2021	119	9.76	8.04	1,111	0.00%	1.20%	2.37%	(2.16)%	(1.01)%
EQ/Morgan Stanley Small Cap Growth Portfolio, Class IB
2025	54	17.59	16.47	943	0.28%	1.20%	2.37%	6.11%	4.87%
2024	59	16.58	15.70	963	0.01%	1.20%	2.37%	19.28%	17.89%
2023	72	13.90	13.32	989	0.00%	1.20%	2.37%	32.80%	31.26%
2022	80	10.47	10.15	834	0.01%	1.20%	2.37%	(44.79)%	(45.43)%
2021	88	18.96	18.59	1,655	0.00%	1.20%	2.37%	0.27%	1.45%
EQ/PIMCO Ultra Short Bond Portfolio, Class IB
2025	20	13.29	12.47	254	5.10%	1.20%	1.45%	3.23%	2.97%
2024	14	12.87	12.11	171	4.36%	1.20%	1.45%	4.57%	4.31%
2023	15	12.31	11.61	187	4.00%	1.20%	1.45%	4.37%	4.11%
2022	16	11.79	11.15	186	1.27%	1.20%	1.45%	(1.79)%	(2.03)%
2021	19	12.01	11.38	219	0.30%	1.20%	1.45%	(1.89)%	(1.64)%
EQ/Quality Bond PLUS Portfolio, Class IB
2025	11	23.32	15.29	209	3.31%	1.25%	1.35%	4.96%	4.85%
2024	13	22.22	14.58	234	2.85%	1.25%	1.35%	0.50%	0.40%
2023	15	22.11	14.52	267	1.93%	1.25%	1.35%	2.93%	2.83%
2022	19	21.48	14.12	322	0.63%	1.25%	1.35%	(11.32)%	(11.41)%
2021	20	24.22	15.94	387	0.69%	1.25%	1.35%	(3.43)%	(3.33)%
EQ/Small Company Index Portfolio, Class IA
2024	-	-	-	-	0.00%	1.20%	1.45%	(0.31)%	(0.43)%
2023	5	41.88	40.71	362	1.07%	1.20%	1.45%	15.41%	15.13%
2022	7	36.29	35.36	360	0.85%	1.20%	1.45%	(20.77)%	(20.97)%
2021	7	45.80	44.74	467	0.67%	1.20%	1.45%	13.40%	13.69%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

EQ/Small Company Index Portfolio, Class IB
2025	3	$51.15	$49.47	$343	0.86%	1.20%	1.45%	11.25%	10.97%
2024	4	45.98	44.58	327	1.20%	1.20%	1.45%	10.13%	9.98%
EQ/Value Equity Portfolio, Class IB
2025	18	32.11	30.52	571	1.29%	1.20%	1.45%	9.69%	9.41%
2024	24	29.27	27.89	687	0.97%	1.20%	1.45%	5.95%	5.68%
2023	25	27.63	26.39	667	1.14%	1.20%	1.45%	18.10%	17.81%
2022	27	23.40	22.40	612	1.00%	1.20%	1.45%	(16.12)%	(16.33)%
2021	27	27.89	26.78	747	0.75%	1.20%	1.45%	23.57%	23.88%
Fidelity VIP Contrafund Portfolio, Service Class
2025	37	73.95	73.95	2,744	0.05%	1.35%	1.35%	19.75%	19.75%
2024	42	61.75	61.75	2,617	0.09%	1.35%	1.35%	31.83%	31.83%
2023	47	46.84	46.84	2,205	0.36%	1.35%	1.35%	31.56%	31.56%
2022	57	35.60	35.60	2,020	0.34%	1.35%	1.35%	(27.37)%	(27.37)%
2021	67	49.02	49.02	3,262	0.05%	1.35%	1.35%	26.00%	26.00%
Franklin Income VIP Fund, Class 2
2025	26	34.00	31.13	869	5.13%	1.20%	1.72%	11.22%	10.64%
2024	32	30.57	28.14	947	5.16%	1.20%	1.72%	5.92%	5.37%
2023	33	28.87	26.71	947	5.13%	1.20%	1.72%	7.33%	6.78%
2022	38	26.89	25.01	1,001	4.81%	1.20%	1.72%	(6.60)%	(7.08)%
2021	41	28.79	26.92	1,160	4.49%	1.20%	1.72%	14.76%	15.36%
Franklin Rising Dividends VIP Fund, Class 2
2025	10	62.36	45.39	594	0.85%	1.20%	2.37%	10.47%	9.19%
2024	13	56.45	41.57	684	1.02%	1.20%	2.37%	9.46%	8.18%
2023	15	51.57	38.43	749	0.89%	1.20%	2.37%	10.74%	9.46%
2022	18	46.57	35.11	802	0.77%	1.20%	2.37%	(11.64)%	(12.66)%
2021	19	52.70	40.20	965	0.82%	1.20%	2.37%	23.82%	25.28%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Invesco V.I. Diversified Dividend Fund, Series I
2025	15	$19.99	$20.13	$310	1.65%	1.20%	1.45%	14.36%	14.07%
2024	16	17.48	17.65	273	1.90%	1.20%	1.45%	11.86%	11.58%
2023	16	15.63	15.82	258	2.04%	1.20%	1.45%	7.75%	7.48%
2022	17	14.50	14.72	251	1.77%	1.20%	1.45%	(2.85)%	(3.09)%
2021	19	14.93	15.19	289	2.29%	1.20%	1.45%	17.18%	17.48%
Invesco V.I. Global Core Equity Fund, Series I
2025	3	26.78	27.59	85	1.35%	1.20%	1.45%	14.18%	13.90%
2024	4	23.45	24.22	88	1.12%	1.20%	1.45%	15.45%	15.16%
2023	4	20.31	21.03	81	0.55%	1.20%	1.45%	20.28%	19.98%
2022	5	16.89	17.53	81	0.33%	1.20%	1.45%	(22.81)%	(23.00)%
2021	5	21.88	22.77	105	0.90%	1.20%	1.45%	14.30%	14.59%
Invesco V.I. Global Fund, Series II
2025	18	65.16	49.24	1,118	0.00%	1.20%	2.37%	13.64%	12.32%
2024	21	57.34	43.84	1,158	0.00%	1.20%	2.37%	14.40%	13.06%
2023	23	50.12	38.78	1,154	0.00%	1.20%	2.37%	32.85%	31.31%
2022	25	37.73	29.53	937	0.00%	1.20%	2.37%	(32.75)%	(33.53)%
2021	27	56.10	44.43	1,486	0.00%	1.20%	2.37%	12.47%	13.80%
Invesco V.I. Health Care Fund, Series I
2025	14	40.33	40.82	562	0.00%	1.20%	1.45%	13.95%	13.67%
2024	14	35.39	35.91	512	0.00%	1.20%	1.45%	2.92%	2.66%
2023	14	34.39	34.98	503	0.00%	1.20%	1.45%	1.80%	1.54%
2022	15	33.78	34.45	525	0.00%	1.20%	1.45%	(14.35)%	(14.56)%
2021	16	39.44	40.32	645	0.20%	1.20%	1.45%	10.68%	10.96%
Invesco V.I. Technology Fund, Series I
2025	9	64.61	64.94	728	0.00%	1.20%	2.37%	19.03%	17.65%
2024	9	54.28	55.20	620	0.00%	1.20%	2.37%	32.66%	31.11%
2023	9	40.92	42.10	469	0.00%	1.20%	2.37%	45.20%	43.52%
2022	10	28.18	29.33	328	0.00%	1.20%	2.37%	(40.67)%	(41.36)%
2021	11	47.49	50.02	612	0.00%	1.20%	2.37%	11.73%	13.05%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Janus Henderson VIT Balanced Portfolio, Institutional Shares
2025	9	$47.57	$47.57	$440	1.84%	1.35%	1.35%	13.56%	13.56%
2024	16	41.89	41.89	682	2.05%	1.35%	1.35%	13.87%	13.87%
2023	18	36.78	36.78	676	2.10%	1.35%	1.35%	13.87%	13.87%
2022	20	32.30	32.30	632	1.38%	1.35%	1.35%	(17.52)%	(17.52)%
2021	20	39.17	39.17	787	0.91%	1.35%	1.35%	15.62%	15.62%
Janus Henderson VIT Enterprise Portfolio, Institutional Shares
2025	40	35.41	35.41	1,417	0.20%	1.35%	1.35%	6.23%	6.23%
2024	45	33.34	33.34	1,492	0.74%	1.35%	1.35%	14.05%	14.05%
2023	54	29.23	29.23	1,588	0.15%	1.35%	1.35%	16.49%	16.49%
2022	66	25.09	25.09	1,643	0.35%	1.35%	1.35%	(17.07)%	(17.07)%
2021	69	30.25	30.25	2,077	0.32%	1.35%	1.35%	15.26%	15.26%
Janus Henderson VIT Forty Portfolio, Institutional Shares
2025	26	68.76	68.76	1,815	0.07%	1.35%	1.35%	16.56%	16.56%
2024	28	58.99	58.99	1,673	0.11%	1.35%	1.35%	26.74%	26.74%
2023	29	46.54	46.54	1,354	0.19%	1.35%	1.35%	38.09%	38.09%
2022	31	33.71	33.71	1,040	0.16%	1.35%	1.35%	(34.44)%	(34.44)%
2021	34	51.41	51.41	1,763	0.00%	1.35%	1.35%	21.25%	21.25%
Janus Henderson VIT Forty Portfolio, Service Shares
2025	5	111.02	103.84	533	0.00%	1.20%	1.72%	16.46%	15.85%
2024	5	95.34	89.63	463	0.01%	1.20%	1.72%	26.60%	25.94%
2023	7	75.30	71.17	496	0.11%	1.20%	1.72%	37.99%	37.28%
2022	9	54.57	51.84	455	0.05%	1.20%	1.72%	(34.52)%	(34.86)%
2021	9	83.34	79.58	765	0.00%	1.20%	1.72%	21.14%	20.51%
Janus Henderson VIT Global Research Portfolio, Institutional Shares
2025	37	22.93	22.93	849	0.58%	1.35%	1.35%	19.30%	19.30%
2024	42	19.22	19.22	811	0.75%	1.35%	1.35%	21.92%	21.92%
2023	44	15.76	15.76	701	0.91%	1.35%	1.35%	25.08%	25.08%
2022	51	12.60	12.60	642	1.53%	1.35%	1.35%	(20.49)%	(20.49)%
2021	56	15.85	15.85	885	0.52%	1.35%	1.35%	16.51%	16.51%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Janus Henderson VIT Overseas Portfolio, Service Shares
2025	9	$42.14	$43.44	$383	1.33%	1.20%	1.77%	27.05%	26.32%
2024	10	33.17	34.39	320	1.21%	1.20%	1.77%	4.31%	3.72%
2023	12	31.79	33.15	377	1.42%	1.20%	1.77%	9.27%	8.65%
2022	15	29.10	30.51	420	1.55%	1.20%	1.77%	(9.92)%	(10.43)%
2021	16	32.30	34.07	506	1.05%	1.20%	1.77%	11.30%	11.94%
MFS VIT Utilities Series, Initial Class
2025	4	70.48	57.21	243	2.83%	1.20%	2.37%	13.64%	12.32%
2024	4	62.02	50.93	229	2.32%	1.20%	2.37%	10.32%	9.03%
2023	4	56.22	46.72	210	3.54%	1.20%	2.37%	(3.27)%	(4.40)%
2022	5	58.12	48.86	285	2.40%	1.20%	2.37%	(0.44)%	(1.60)%
2021	5	58.38	49.66	306	1.68%	1.20%	2.37%	11.42%	12.73%
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged), Administrative Class
2025	2	20.85	14.81	48	4.53%	1.20%	1.77%	11.41%	10.78%
2024	3	18.72	13.37	46	3.51%	1.20%	1.77%	(1.69)%	(2.25)%
2023	4	19.04	13.67	76	2.22%	1.20%	1.77%	4.01%	3.42%
2022	7	18.31	13.22	115	1.39%	1.20%	1.77%	(12.06)%	(12.56)%
2021	9	20.82	15.12	169	4.55%	1.20%	1.77%	(5.84)%	(5.30)%
ProFund VP Bear
2025	14	0.57	0.43	7	2.89%	1.20%	1.45%	(15.49)%	(15.70)%
2024	14	0.67	0.51	9	7.93%	1.20%	1.45%	(14.74)%	(14.96)%
2023	15	0.79	0.60	10	0.31%	1.20%	1.45%	(16.28)%	(16.49)%
2022	15	0.94	0.72	13	0.00%	1.20%	1.45%	15.72%	15.43%
2021	16	0.82	0.62	11	0.00%	1.20%	1.45%	(25.71)%	(25.53)%
ProFund VP Rising Rates Opportunity
2025	3	1.96	2.08	7	4.07%	1.20%	1.45%	0.46%	0.21%
2024	3	1.95	2.07	7	4.38%	1.20%	1.45%	17.58%	17.28%
2023	3	1.66	1.77	6	0.13%	1.20%	1.45%	0.54%	0.29%
2022	3	1.65	1.76	6	0.00%	1.20%	1.45%	56.59%	56.20%
2021	4	1.05	1.13	4	0.00%	1.20%	1.45%	(1.51)%	(1.26)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

ProFund VP UltraBull
2025	6	$133.22	$107.39	$856	0.75%	1.20%	2.37%	22.90%	21.47%
2024	7	108.39	88.40	767	0.66%	1.20%	2.37%	40.32%	38.68%
2023	8	77.25	63.75	623	0.00%	1.20%	2.37%	43.51%	41.85%
2022	10	53.83	44.94	547	0.00%	1.20%	2.37%	(39.85)%	(40.55)%
2021	10	89.49	75.59	920	0.00%	1.20%	2.37%	54.44%	56.26%

* The Subaccount has units and/or dollars that round to less than one thousand.
Note: See note 1, Organization, for trading commencement, merger, and/or liquidation dates

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. These ratios exclude expenses, such as mortality and expense fees, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Contract expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk fees, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated, include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. These amounts are not annualized and represent each Subaccount’s total return for the periods during which the Subaccount held investment balances. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2025, and through April 20, 2026, the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.